Blackstone Long-Short Credit Income Fund	Portfolio of Investments

March 31, 2026

	Principal Amount	Value
FLOATING RATE LOAN INTERESTS(a) - 116.71% Aerospace & Defense - 3.01%
Atlas CC Acquisition Corp, First Lien Term Loan:
3M SOFR + 1.00%, 05/01/2029	$188,740	$40,003
3M SOFR + 4.25%, 05/01/2029	1,300,725	275,682
Caci International Inc Term Loan (02/26) 1LIEN USD, First Lien Term Loan 1M SOFR + 1.75%, 02/28/2033	217,260	217,464
Galileo Parent Inc Term Loan (03/26) USD (03/33), First Lien Term Loan 3M SOFR + 4.50%, 03/03/2033	1,197,394	1,176,069
Karman Holdings, Inc., First Lien Term Loan 3M SOFR + 2.75%, 04/01/2032	914,780	916,499
Peraton Corp., First Lien B Term Loan 3M SOFR + 3.75%, 0.75% Floor, 02/01/2028	1,350,183	1,155,534
Signia Aerospace LLC, First Lien Term Loan 3M SOFR + 2.75%, 12/11/2031	425,814	427,411
Transdigm Inc, First Lien Term Loan 1M SOFR + 2.50%, 08/19/2032	466,684	467,200
		4,675,862
Air Freight & Logistics - 0.60%
AIT Worldwide Logistics Holdings, Inc., First Lien Term Loan 3M SOFR + 4.00%, 0.75% Floor, 04/08/2030	366,906	368,052
Jetblue 8/24 TLB 1L, First Lien Term Loan 3M SOFR + 4.75%, 08/27/2029	616,037	566,446
		934,498
Automobile Components - 0.95%
Belron Finance 2019 LLC, First Lien Term Loan 3M SOFR + 2.00%, 0.50% Floor, 10/16/2031	562,861	563,353
Tenneco, Inc., First Lien Term Loan 3M CME TERM SOFR + 5.00%, 0.50% Floor, 11/17/2028	928,345	907,457
		1,470,810
Beverages - 1.19%
Primo Brands Corp., First Lien Term Loan 3M SOFR + 0.00%, 0.50% Floor, 03/19/2031	1,290,935	1,294,562
Sazerac Co Inc, First Lien Term Loan 1M SOFR + 2.00%, 07/09/2032	555,681	556,029
		1,850,591
Biotechnology - 0.66%
Alkermes Inc, First Lien Term Loan 1M SOFR + 2.75%, 08/12/2031	145,046	146,316
Genmab A/S, First Lien Term Loan 3M SOFR + 3.00%, 12/13/2032	873,006	877,301
		1,023,617
Broadline Retail - 0.58%
Peer Holding III B.V., First Lien Term Loan 3M SOFR + 2.25%, 09/29/2032	280,197	278,138
Peer Holding III BV, First Lien Term Loan:
3M SOFR + 2.50%, 10/28/2030	160,182	160,157
3M SOFR + 3.00%, 06/20/2031	469,758	469,392
		907,687
Building Products - 1.18%
LBM Acquisition LLC, First Lien Term Loan 1M SOFR + 3.75%, 06/06/2031	419,697	338,697
Miter Brands Acquisition Holdco Inc., First Lien Term Loan 3M SOFR + 2.75%, 03/28/2031	554,840	512,994
Resideo Funding Inc, First Lien Term Loan 3M SOFR + 2.00%, 08/09/2032	243,525	243,221
Resideo Funding, Inc., First Lien Term Loan 6M SOFR + 2.00%, 06/13/2031	199,041	198,544
Sunbelt Transformer 10/24, First Lien Term Loan 3M SOFR + 4.25%, 10/24/2031	261,422	261,912
Wilsonart LLC, First Lien Term Loan 3M SOFR + 4.25%, 08/05/2031	314,014	274,370
		1,829,738
Capital Markets - 5.62%
Apex Group Treasury LLC, First Lien Term Loan 3M SOFR + 3.50%, 02/27/2032	1,182,157	1,080,686
Aretec Group, Inc, First Lien Term Loan 1M SOFR + 3.00%, 08/09/2030	1,512,344	1,495,413
Ascensus Holdings, Inc., First Lien Term Loan 1M SOFR + 3.00%, 0.50% Floor, 08/02/2028	374,457	369,074

Blackstone Long-Short Credit Income Fund	Portfolio of Investments

March 31, 2026

	Principal Amount	Value
FLOATING RATE LOAN INTERESTS(a) - 116.71% (continued) Capital Markets - 5.62% (continued)
BetClic Everest Group SAS, First Lien Term Loan 3M SOFR + 0.00%, 12/09/2031	$340,624	$340,305
Citadel Securities Global Holdings LLC, First Lien Term Loan 3M SOFR + 2.00%, 10/31/2031	365,931	366,771
CITCO FDG LLC TLB 1L, First Lien Term Loan 3M SOFR + 2.00%, 01/31/2033	557,258	555,842
EP Wealth Advisors, LLC, First Lien Term Loan 3M SOFR + 0.00%, 10/18/2032	156,990	157,284
Focus Financial Partners, LLC, First Lien Term Loan 1M SOFR + 2.50%, 09/15/2031	1,162,636	1,127,693
GTCR Everest Borrower, LLC Asset Mark 1/26 (01/26), First Lien Term Loan 3M SOFR + 2.50%, 09/05/2031	73,186	72,752
Hudson River Trading LLC, First Lien Term Loan 1M SOFR + 2.50%, 03/18/2030	613,318	611,531
ITG Communications LLC, First Lien Term Loan 3M SOFR + 0.00%, 07/09/2031(b)	431,500	412,083
Jane Street Group LLC, First Lien Term Loan 3M SOFR + 2.00%, 12/15/2031	222,387	218,596
June Purchaser, LLC, First Lien Term Loan 3M SOFR + 3.25%, 11/28/2031	1,459	1,459
Jupiter Borrower, Inc TLB 1L, First Lien Term Loan 3M SOFR + 0.00%, 03/25/2033(b)	258,459	258,459
Osaic Holdings Inc, First Lien Term Loan 3M SOFR + 2.50%, 07/30/2032	1,306,106	1,284,151
Superannuation & Investments US LLC, First Lien Term Loan 1M SOFR + 2.50%, 12/01/2028	82,672	82,765
Victory Capital Holdings Inc, First Lien Term Loan 3M SOFR + 2.00%, 09/23/2032	298,149	297,814
		8,732,678
Chemicals - 2.36%
Discovery Purchaser/Bayer/Envu 8/22 TL, First Lien Term Loan 3M SOFR + 3.75%, 10/04/2029	1,061,663	1,047,198
Fortis 333 Inc, First Lien Term Loan 1M SOFR + 3.50%, 03/29/2032	343,275	334,549
Nouryon Finance BV, First Lien Term Loan 6M SOFR + 3.25%, 04/03/2028	732,171	719,358
Olympus Water US Holding Corp, First Lien Term Loan 3M SOFR + 3.25%, 11/03/2032	175,234	169,375
SCIL USA Holdings LLC, First Lien Term Loan 3M SOFR + 0.00%, 10/29/2032	579,457	578,011
Touchdown Acquirer Inc TERM (01/26) 1LIEN USD, First Lien Term Loan 3M SOFR + 2.50%, 02/21/2031	447,297	441,706
Vibrantz Color Solutions LLC A2 TL (02/26) 1LIEN, First Lien Term Loan 3M SOFR + 0.00%, 04/30/2030	623,361	383,367
		3,673,564
Commercial Services & Supplies - 5.48%
Action Environmental Group, Inc., First Lien Term Loan 3M SOFR + 3.00%, 0.50% Floor, 10/24/2030	1,653,035	1,650,283
Allied Universal Holdco LLC, First Lien Term Loan 1M SOFR + 3.25%, 08/20/2032	1,448,096	1,449,906
ARCWOOD ENVIRONMENTAL INC TLB 1L, First Lien Term Loan 3M SOFR + 0.00%, 03/02/2033	217,260	217,803
Belfor Holdings Inc, First Lien Term Loan 1M SOFR + 2.75%, 11/04/2030	227,879	228,592
Forgent Intermediate IV LLC, First Lien Term Loan 3M SOFR + 3.00%, 12/20/2032	313,979	315,844
HNI Corp, First Lien Term Loan 3M SOFR + 2.00%, 12/10/2032	217,549	219,113
LSF12 Crown US Commercial Bidco LLC, First Lien Term Loan 3M SOFR + 3.00%, 12/02/2031	1,157,142	1,159,745
Minimax Viking GmbH, First Lien Term Loan 1M SOFR + 2.00%, 03/17/2032	613,090	615,390
Omnia Partners, LLC, First Lien Term Loan 3M SOFR + 2.50%, 12/31/2032	500,000	500,210
Orbit Private Holdings I Ltd, First Lien Term Loan 3M SOFR + 3.75%, 12/10/2031	764,365	761,342
Prime Sec Services Borrower LLC, First Lien Term Loan 1M SOFR + 1.75%, 03/08/2032	660,075	652,029
Protection One/ADT 11/24, First Lien Term Loan 1M SOFR + 2.00%, 10/13/2030	343,112	342,040
Tidal Waste 10/24 TLB 1L, First Lien Term Loan 3M SOFR + 3.00%, 10/24/2031	408,610	409,580
		8,521,877
Communications Equipment - 0.08%
Viavi Solutions Inc, First Lien Term Loan 3M SOFR + 2.50%, 10/18/2032	122,919	123,380

Construction & Engineering - 2.07%
Amentum/Amazon Holdco 7/24 TLB 1L, First Lien Term Loan 1M SOFR + 2.00%, 09/29/2031	343,147	343,648
Azuria Water Solutions Inc TL B 1L USD, First Lien Term Loan 3M SOFR + 0.00%, 01/31/2033	1,275,563	1,265,996
Azuria Water Solutions Inc TL DD 1L USD, First Lien Term Loan 3M SOFR + 0.00%, 01/27/2033	170,075	168,799
Dycom Industries Inc, First Lien Term Loan 1M SOFR + 1.75%, 01/27/2033	186,123	187,092
Green Infrastructure Partners Inc, First Lien Term Loan 3M SOFR + 2.75%, 09/24/2032	296,218	296,218
Socotec US Holding Inc, First Lien Term Loan 3M SOFR + 0.00%, 06/02/2031	641,831	643,038

Blackstone Long-Short Credit Income Fund	Portfolio of Investments

March 31, 2026

	Principal Amount	Value
FLOATING RATE LOAN INTERESTS(a) - 116.71% (continued) Construction & Engineering - 2.07% (continued)
TECTA AMERICA CORP TLB 1L, First Lien Term Loan 1M SOFR + 2.75%, 02/18/2032	$320,081	$319,305
		3,224,096
Construction Materials - 0.90%
QUIKRETE HLDGS INC, First Lien Term Loan 1M SOFR + 2.25%, 02/10/2032	669,836	669,418
Tamko Building Products LLC, First Lien Term Loan 3M SOFR + 2.75%, 09/20/2030	737,973	736,128
		1,405,546
Consumer Finance - 0.70%
CPI Holdco B LLC, First Lien Term Loan 1M SOFR + 2.00%, 05/19/2031	1,093,022	1,087,185

Consumer Staples Distribution and Retail - 0.12%
Boots Group Finco LP, First Lien Term Loan 3M SOFR + 3.25%, 08/30/2032	191,190	192,106

Containers & Packaging - 3.67%
Berlin Packaging LLC, First Lien Term Loan 3M SOFR + 3.25%, 06/09/2031	331,272	320,138
Clydesdale Acquisition Holdings, Inc., First Lien Term Loan 1M SOFR + 3.25%, 04/01/2032	1,359,781	1,273,605
Iris Holding, Inc., First Lien Term Loan 3M SOFR + 4.75%, 0.50% Floor, 06/28/2028	1,286,335	1,208,808
ProAmpac PG Borrower LLC TERM LOAN (02/26) 1LIEN, First Lien Term Loan 3M SOFR + 0.00%, 03/07/2033	890,821	862,537
Supplyone 3/24, First Lien Term Loan 1M SOFR + 3.50%, 04/18/2031	350,000	351,423
Tricorbraun Holdings, Inc., First Lien Closing Date Initial Term Loan 1M SOFR + 3.25%, 0.50% Floor, 03/03/2031	688,395	656,054
Trident TPI Holdings, Inc., First Lien Term Loan 3M SOFR + 3.75%, 0.50% Floor, 09/15/2028	1,087,967	1,033,057
		5,705,622
Distributors - 0.49%
S&S Holdings LLC, First Lien Initial Term Loan 3M SOFR + 5.00%, 0.50% Floor, 03/10/2028	553,659	525,284
S&S Holdings LLC, First Lien Term Loan 1M SOFR + 5.00%, 10/01/2031	250,004	236,254
		761,538
Diversified Consumer Services - 1.89%
Adtalem Global Education Inc TERM (02/26) 1LIEN, First Lien Term Loan 1M SOFR + 2.25%, 03/02/2033	293,178	294,094
Ascend Learning LLC, First Lien Term Loan 1M SOFR + 3.00%, 0.50% Floor, 12/11/2028	396,513	387,988
BIFM CA BUYER INC. 2025 TERM LOAN (09/25) 1LIEN, First Lien Term Loan 1M SOFR + 3.25%, 05/31/2028	289,542	289,904
GBT US III LLC, First Lien Term Loan 3M SOFR + 2.00%, 07/28/2031	40,814	40,059
Inspired Education US Holdings Inc, First Lien Term Loan 3M SOFR + 2.75%, 02/28/2031	262,391	262,146
KUEHG Corp, First Lien Term Loan 3M SOFR + 3.25%, 06/12/2030	236,882	213,193
Metropolis Technologies, Inc., First Lien Term Loan 6M SOFR + 5.25%, 11/03/2032	885,804	877,500
St. George's University Scholastic Services LLC, First Lien Term Loan B Term Loan 1M SOFR + 2.75%, 0.50% Floor, 02/10/2029	575,084	565,201
		2,930,085
Diversified Telecommunication Services - 2.07%
Cable & Wireless 1/25 B7, First Lien Term Loan 3M SOFR + 3.25%, 02/02/2032	1,054,605	1,038,132
Radiate Holdco, LLC, First Lien Term Loan 1M SOFR + 5.00%, 09/25/2029	543,650	485,434
Sunrise Financing Partnership, First Lien Term Loan 6M SOFR + 2.50%, 02/17/2032	448,760	446,611
Ufinet/Zacapa 10/24 TL, First Lien Term Loan 3M SOFR + 3.75%, 03/22/2029	1,246,323	1,244,609
		3,214,786
Electric Utilities - 2.44%
Alpha Generation LLC, First Lien Term Loan 1M SOFR + 1.75%, 09/30/2031	960,342	959,089
Cogentrix Finance Holdco I LLC,, First Lien Term Loan 1M SOFR + 2.25%, 02/26/2032	353,348	353,922
Lightning Power 8/24 TLB, First Lien Term Loan 1M SOFR + 2.25%, 08/18/2031	1,199,131	1,203,160

Blackstone Long-Short Credit Income Fund	Portfolio of Investments

March 31, 2026

	Principal Amount	Value
FLOATING RATE LOAN INTERESTS(a) - 116.71% (continued) Electric Utilities - 2.44% (continued)
NRG Energy 3/24 Cov-Lite, First Lien Term Loan 3M SOFR + 1.75%, 04/16/2031	$1,278,543	$1,282,634
		3,798,805
Electrical Equipment - 1.22%
Aggreko Holdings, Inc., First Lien Term Loan 3M SOFR + 3.00%, 0.50% Floor, 05/21/2031	94,770	94,977
Arcline FM Holdings LLC, First Lien Term Loan 3M SOFR + 2.75%, 06/24/2030	248,867	249,559
DG Investment Intermediate Holdings 2 Inc, First Lien Term Loan:
1M SOFR + 3.25%, 07/09/2032	844,644	845,172
1M SOFR + 5.50%, 07/29/2033(b)	299,173	293,190
Modena Buyer LLC, First Lien Term Loan 3M SOFR + 4.25%, 07/01/2031	453,865	408,919
		1,891,817
Electronic Equipment, Instruments & Components - 0.77%
New Money Tranche A, First Lien Term Loan 1M SOFR + 5.75%, 04/30/2029(b)	73,493	55,855
Newfold Digital Holdings Group Inc TL 1L, First Lien Term Loan:
1M SOFR + 3.50%, 04/30/2029	1,077,604	794,345
3M SOFR + 3.60%, 04/30/2029	221,568	73,117
Sanmina Corp, First Lien Term Loan 1M SOFR + 2.00%, 10/27/2032(b)	266,658	267,324
		1,190,641
Energy Equipment & Services - 0.71%
Covia Holdings LLC, First Lien Term Loan 3M SOFR + 2.75%, 02/26/2032	291,904	291,904
PG Polaris Bid Co Sarl, First Lien Term Loan 3M SOFR + 2.25%, 03/26/2031	802,755	803,975
		1,095,879
Entertainment - 2.34%
Endeavor 1/25 Cov-Lite, First Lien Term Loan 1M SOFR + 2.75%, 03/24/2032	1,187,219	1,186,031
EP Purcasher, LLC, First Lien Term Loan 3M SOFR + 3.50%, 11/06/2028	585,073	371,627
EP Purchaser LLC, First Lien Term Loan 3M SOFR + 4.50%, 0.50% Floor, 11/06/2028	142,012	90,444
OAK-EAGLE ACQUIRECO INC TERM (10/25) 1LIEN USD, First Lien Term Loan 3M SOFR + 0.00%, 03/24/2033	1,553,942	1,546,172
Opry Entertainment/OEG, First Lien Term Loan 3M SOFR + 3.50%, 06/25/2031	294,634	296,231
UFC Holdings LLC, First Lien Term Loan 3M SOFR + 2.00%, 11/21/2031	140,447	140,535
		3,631,040
Financial Services - 1.21%
Corpay Technologies Operating Co LLC, First Lien Term Loan 1M SOFR + 1.75%, 11/05/2032	714	713
Envestnet, Inc., First Lien Term Loan 3M SOFR + 3.00%, 11/25/2031	129,424	125,838
FleetCor 9/24, First Lien Term Loan 1M SOFR + 1.75%, 04/28/2028	358,835	359,022
Mitchell International, Inc., First Lien Term Loan 3M SOFR + 0.00%, 0.50% Floor, 06/17/2031	82,130	78,593
Shift4 Payments LLC, First Lien Term Loan 3M SOFR + 2.00%, 07/03/2032	273,419	273,163
Synechron Inc, First Lien Term Loan 3M SOFR + 3.75%, 10/03/2031	1,134,368	1,045,036
		1,882,365
Food Products - 1.42%
CH Guenther 11/21, First Lien Term Loan 1M SOFR + 3.00%, 12/08/2028	805,814	807,833
Froneri International Limited, First Lien Term Loan 6M SOFR + 2.25%, 09/30/2032	535,008	525,683
Froneri US, Inc.,, First Lien Term Loan 6M SOFR + 2.25%, 09/30/2031	247,335	242,814
Pegasus Bidco BV, First Lien Term Loan 3M SOFR + 2.75%, 07/12/2029	237,835	237,537
PFI Lower Midco LLC, First Lien Term Loan 1M SOFR + 4.00%, 12/01/2032	140,000	140,701
Snacking Investments Bidco Pty Ltd, First Lien Term Loan 3M SOFR + 3.00%, 10/29/2032	256,344	256,798
		2,211,366

Blackstone Long-Short Credit Income Fund	Portfolio of Investments

March 31, 2026

	Principal Amount	Value
FLOATING RATE LOAN INTERESTS(a) - 116.71% (continued)
Ground Transportation - 0.32%
Genesee & WY Inc, First Lien Term Loan 3M SOFR + 1.75%, 04/10/2031	$506,818	$504,971

Health Care Equipment & Supplies - 1.89%
Embecta Corp, TLB, First Lien Term Loan 1M SOFR + 3.00%, 03/30/2029	800,677	802,014
Hanger, Inc., First Lien Term Loan:
1M SOFR + 3.50%, 10/23/2031(c)	27,912	28,017
1M SOFR + 3.50%, 10/23/2031	366,058	367,431
Hologic Inc, First Lien Term Loan 3M SOFR + 3.00%, 01/14/2033	154,770	153,116
WS Audiology AS TERM LOAN (02/26) USD (02/33), First Lien Term Loan 3M SOFR + 3.25%, 02/28/2029	1,580,878	1,582,854
		2,933,432
Health Care Providers & Services - 6.74%
Agiliti Health, Inc., First Lien Term Loan 6M SOFR + 3.00%, 05/01/2030	451,796	440,313
CHG Healthcare Services Inc, First Lien Term Loan 3M SOFR + 2.75%, 09/29/2028	391,437	392,231
Ensemble RCM LLC, First Lien Term Loan 3M SOFR + 3.00%, 02/09/2033	1,055,112	1,044,999
Global Medical Response Inc, First Lien Term Loan 3M SOFR + 3.50%, 09/20/2032	1,526,442	1,523,580
Heartland Dental LLC TL B 1L USD, First Lien Term Loan 1M SOFR + 3.75%, 08/25/2032	690,502	689,991
Inception Holdco Sarl, First Lien Term Loan 3M SOFR + 3.25%, 04/09/2031	636,467	641,505
MED ParentCo LP, First Lien Term Loan 3M SOFR + 3.00%, 04/15/2031	805,554	806,195
Medical Solutions Holdings, Inc., First Lien Term Loan 3M SOFR + 0.00%, 11/01/2028(b)	966,467	695,856
Midwest Physcn Admin Srvcs LLC, First Lien Term Loan 3M SOFR + 3.00%, 03/12/2028	961,180	826,614
Onex TSG Intermediate Corp (01/26) 1LIEN USD (08/32), First Lien Term Loan 3M SOFR + 3.25%, 08/06/2032	357,354	359,766
Pediatric Associates Holding Co. LLC, First Lien Term Loan 3M SOFR + 3.25%, 0.50% Floor, 12/29/2028	592,742	568,704
Radiology Partners Inc, First Lien Term Loan 3M SOFR + 4.50%, 06/25/2032	1,119,531	1,104,938
Raven Acquisition Holdings LLC 10/24 Cov-Lite TLB, First Lien Term Loan 1M SOFR + 3.00%, 11/19/2031	713,945	701,258
Raven Acquisition Holdings LLC 10/24 Cov-Lite, First Lien Term Loan 3M SOFR + 3.25%, 11/19/2031(c)	34,452	33,840
U.S. Anesthesia Partners, Inc., First Lien Term Loan 1M SOFR + 4.00%, 0.50% Floor, 10/02/2028	408,382	409,076
US Fertility Enterprises LLC, First Lien Term Loan 3M SOFR + 3.50%, 12/30/2032	228,081	228,010
		10,466,876
Health Care Technology - 1.50%
Athena Health Group, Inc., First Lien Term Loan 1M SOFR + 3.25%, 02/15/2029	70,895	69,698
Cotiviti, Inc., First Lien Term Loan 1M SOFR + 2.75%, 03/26/2032	515,211	475,540
Gainwell Acquisition Corp., First Lien Term Loan 3M SOFR + 4.00%, 0.75% Floor, 10/01/2027	1,764,479	1,716,697
Project Ruby Ultimate Parent Corp., First Lien Term Loan 1M SOFR + 2.75%, 03/10/2028	70,894	70,658
		2,332,593
Hotels, Restaurants & Leisure - 4.98%
1011778 BC UNLIMITED LIABILITY CO, First Lien Term Loan 1M SOFR + 1.75%, 09/20/2030	1,348,355	1,347,014
Bulldog Purchaser, Inc., First Lien Term Loan 3M SOFR + 3.25%, 0.50% Floor, 02/07/2033	565,163	564,951
Caesars Entertainment, Inc., First Lien Term Loan 1M SOFR + 2.25%, 0.50% Floor, 02/06/2031	348,228	339,087
Entain Holdings Gibraltar Ltd, First Lien Term Loan 3M SOFR + 2.25%, 10/31/2029	1,127,802	1,128,772
Fertitta Entertainment, LLC, First Lien Term Loan 1M SOFR + 3.25%, 01/27/2029	1,089,743	1,070,673
Flutter Entertainment Public Limited, First Lien Term Loan 3M SOFR + 2.00%, 06/04/2032	155,775	154,412
Flynn Restaurant Group LP, First Lien Term Loan 1M SOFR + 3.75%, 01/28/2032	1,517,253	1,493,682
Herschend Entertainment Co LLC, First Lien Term Loan 1M SOFR + 2.50%, 05/27/2032	213,266	213,799
MOTION FINCO LLC, First Lien Term Loan 3M SOFR + 3.50%, 11/12/2029	293,640	258,299
Turquoise Topco Limited, First Lien Term Loan 3M SOFR + 3.25%, 12/30/2032	305,791	297,001
Voyager Parent LLC, First Lien Term Loan 1M SOFR + 8.75%, 07/01/2032	867,410	862,622
		7,730,312

Blackstone Long-Short Credit Income Fund	Portfolio of Investments

March 31, 2026

	Principal Amount	Value
FLOATING RATE LOAN INTERESTS(a) - 116.71% (continued) Household Durables - 1.44%
AC Products Holdings, Inc., First Lien Term Loan 3M SOFR + 4.25%, 0.50% Floor, 05/17/2028	$1,577,122	$1,267,123
Restoration Hardware, Inc. TLB 1L, First Lien Term Loan 1M SOFR + 2.50%, 10/20/2028	742,248	723,692
Weber-Stephen Products LLC, First Lien Term Loan 3M SOFR + 3.75%, 10/01/2032	251,183	246,222
		2,237,037
Independent Power and Renewable Electricity Producers - 0.21%
Talen Energy Supply LLC, First Lien Term Loan 1M SOFR + 2.00%, 11/26/2032	324,269	324,906

Insurance - 3.40%
Alera Group Inc, Second Lien Term Loan 3M SOFR + 5.50%, 05/30/2033	264,621	256,352
Alera Group, Inc., First Lien Term Loan 1M SOFR + 2.75%, 0.50% Floor, 05/28/2032	623,039	605,584
Alliant Holdings Intermediate LLC, First Lien Term Loan 1M SOFR + 2.50%, 09/19/2031	335	333
Baldwin Insurance Group Holdings LLC, First Lien Term Loan 3M SOFR + 2.50%, 05/27/2031	594,329	585,663
Broad Street Partners Inc, First Lien Term Loan 1M SOFR + 2.50%, 06/13/2031	1,200,000	1,172,478
Hyperion Refinance Sarl, First Lien Term Loan:
1M SOFR + 2.75%, 04/18/2030	1,626,619	1,590,020
1M SOFR + 2.75%, 02/18/2031	142,353	138,229
Trucordia Insurance Holdings LLC, First Lien Term Loan 1M SOFR + 3.25%, 06/17/2032(b)	750,000	693,750
Truist Insurance 3/24 2nd Lien Cov-Lite, Second Lien Term Loan 3M SOFR + 4.75%, 05/06/2032	248,731	247,176
		5,289,585
Interactive Media & Services - 1.92%
LI Group Holdings, Inc., First Lien 2021 Term Loan 1M SOFR + 3.50%, 0.75% Floor, 03/10/2028	469,040	470,506
MH Sub I LLC, First Lien Term Loan 1M SOFR + 4.25%, 05/03/2028	580,898	501,024
Trip.com/TripAdvisor 7/24, First Lien Term Loan 1M SOFR + 2.75%, 07/08/2031	1,326,672	1,262,548
WH BORROWER LLC, First Lien Term Loan 3M SOFR + 4.50%, 02/20/2032	746,033	747,492
		2,981,570
IT Services - 0.92%
ASURION LLC TLB 1L, First Lien Term Loan 3M SOFR + 3.75%, 02/23/2033	190,602	184,527
Asurion LLC, First Lien Term Loan 3M SOFR + 4.25%, 09/19/2030	35,475	35,120
Chrysaor Bidco ,SARL., First Lien Term Loan 3M SOFR + 3.25%, 10/30/2031	118,697	118,679
Team.blue Finco SARL, First Lien Term Loan 3M SOFR + 3.25%, 07/12/2032	70,894	67,837
Trio Bidco Inc, First Lien Term Loan 3M SOFR + 4.00%, 10/29/2032	496,111	482,056
Virtusa Corp., First Lien Term Loan 1M SOFR + 3.25%, 0.75% Floor, 02/15/2029	596,962	540,624
		1,428,843
Life Sciences Tools & Services - 0.74%
Loire Finco Luxembourg Sarl TLB, First Lien Term Loan 1M SOFR + 4.00%, 01/31/2030	878,500	879,234
Parexel International Corp., First Lien Term Loan 1M SOFR + 2.75%, 0.50% Floor, 12/12/2031	270,095	269,531
		1,148,765
Machinery - 3.60%
AI Aqua Merger Sub, Inc., First Lien Term Loan 1M SOFR + 2.75%, 0.50% Floor, 07/31/2028	500,000	499,453
Allison Transmission Inc, First Lien Term Loan 1M SOFR + 1.75%, 01/02/2033	192,396	193,310
ASP Blade Holdings, Inc, Second Lien Term Loan 3M SOFR + 4.00%, 10/15/2029	469,249	333,362
Coors Tek Inc, First Lien Term Loan 3M SOFR + 3.00%, 10/28/2032	351,878	354,188
Cube Industrials Buyer Inc, First Lien Term Loan 3M SOFR + 3.00%, 10/20/2031	249,836	250,252
Engineered Machinery Holdings Inc, First Lien Term Loan 3M SOFR + 3.25%, 11/26/2032	769,164	773,395
LSF12 Helix Parent LLC, First Lien Term Loan 1M SOFR + 3.50%, 02/10/2033	261,388	258,251
Madison IAQ LLC, First Lien Term Loan 6M SOFR + 2.75%, 0.50% Floor, 11/08/2032	909,187	912,205
Merlin Buyer Inc TERM (03/26) 1LIEN USD (03/33), First Lien Term Loan 3M SOFR + 0.00%, 03/26/2033	702,000	703,755

Blackstone Long-Short Credit Income Fund	Portfolio of Investments

March 31, 2026

	Principal Amount	Value
FLOATING RATE LOAN INTERESTS(a) - 116.71% (continued) Machinery - 3.60% (continued)
Pro Mach Group Inc, First Lien Term Loan 3M SOFR + 2.75%, 10/18/2032	$647,352	$646,980
Project Castle, Inc., First Lien Term Loan 3M SOFR + 5.50%, 06/01/2029	797,255	434,169
Victory Buyer LLC TERM (02/26) 1LIEN USD (02/33), First Lien Term Loan 3M SOFR + 3.00%, 02/09/2033	229,592	230,143
		5,589,463
Media - 0.95%
ABG Intermediate Holdings 2 LLC, First Lien Term Loan 1M SOFR + 2.25%, 02/13/2032	613,067	611,056
American Greetings Corp., First Lien Term Loan 1M SOFR + 5.75%, 10/23/2029	717,522	717,074
McGraw-Hill Education, Inc., First Lien Term Loan 1M SOFR + 2.75%, 0.50% Floor, 08/06/2031	145,381	145,381
		1,473,511
Metals & Mining - 0.32%
Arsenal AIC Parent LLC, First Lien Term Loan 1M SOFR + 2.75%, 08/19/2030	281,452	282,507
SCIH Salt Holdings Inc, First Lien Term Loan 3M SOFR + 2.75%, 01/31/2029	794	793
Tega MC Australia Holdings Pty Ltd TLB 1L, First Lien Term Loan 3M SOFR + 0.00%, 03/25/2033	215,332	214,256
		497,556
Mortgage Real Estate Investment Trusts (REITs) - 0.73%
Apollo Commercial Real Estate Finance Inc, First Lien Term Loan 1M SOFR + 3.25%, 06/13/2030	288,232	289,134
KREF Holdings X LLC, First Lien Term Loan 1M SOFR + 2.50%, 03/05/2032	251,945	250,449
Starwood Property Mortgage LLC, First Lien Term Loan:
1M SOFR + 2.00%, 01/02/2030(b)	308,605	308,991
1M SOFR + 2.25%, 09/24/2032	284,419	285,248
		1,133,822
Oil, Gas & Consumable Fuels - 3.37%
AL GCX Holdings LLC, First Lien Term Loan 1M SOFR + 2.25%, 12/20/2032	500,000	501,015
Blackfin Pipeline LLC, First Lien Term Loan 1M SOFR + 3.00%, 09/29/2032	871,178	877,033
Buckeye Partners LP, First Lien Term Loan 1M SOFR + 1.75%, 11/22/2032	82,827	83,224
Colossus AcquireCo LLC, First Lien Term Loan 3M SOFR + 1.75%, 07/30/2032	1,309,375	1,306,612
Freeport LNG Investments LLLP, First Lien Term Loan 3M SOFR + 3.25%, 01/31/2033	1,644,906	1,647,652
Liquid Tech Solutions Holdings LLC, First Lien Term Loan 1M SOFR + 3.50%, 10/12/2032	569,634	569,993
White Water Matterhorn Holdings LLC, First Lien Term Loan 3M SOFR + 1.75%, 06/16/2032	256,426	255,571
		5,241,100
Passenger Airlines - 1.60%
AAdvantage Loyalty IP, Ltd., First Lien Term Loan 3M SOFR + 2.75%, 05/28/2032	295,827	293,645
Advantage Loyalty IP, Ltd., First Lien Term Loan 3M SOFR + 2.25%, 04/20/2028	72,128	71,586
Air Canada, First Lien Term Loan 3M SOFR + 1.75%, 03/21/2031	90,155	89,591
American Airlines, Inc., First Lien Term Loan 3M SOFR + 2.25%, 02/15/2028	623,181	609,160
AS Mileage Plan IP Ltd, First Lien Term Loan 3M SOFR + 1.75%, 10/15/2031	373,533	372,754
Onesky Flight LLC, First Lien Term Loan 1M SOFR + 2.75%, 02/17/2033	164,400	164,195
Vista Management Holding Inc., First Lien Term Loan 3M SOFR + 3.75%, 04/01/2031	789,369	782,589
WestJet Loyalty LP, First Lien Term Loan 3M SOFR + 3.25%, 02/14/2031	104,931	102,215
		2,485,735
Pharmaceuticals - 1.98%
Bio Marin Pharmaceutical Inc, First Lien Term Loan 3M SOFR + 0.00%, 01/29/2033	546,670	545,989
Dechra Pharmaceuticals LLC TERM (01/26) 1LIEN USD, First Lien Term Loan 6M SOFR + 2.75%, 01/27/2032	771,761	772,243
Opal US LLC, First Lien Term Loan 3M SOFR + 3.00%, 04/23/2032	1,184,014	1,184,754

Blackstone Long-Short Credit Income Fund	Portfolio of Investments

March 31, 2026

	Principal Amount	Value
FLOATING RATE LOAN INTERESTS(a) - 116.71% (continued) Pharmaceuticals - 1.98% (continued)
Padagis LLC, First Lien Initial Term Loan 3M SOFR + 4.75%, 0.50% Floor, 07/06/2028(b)	$630,079	$581,249
		3,084,235
Professional Services - 9.28%
AG Group Holdings, Inc., First Lien Term Loan 1M SOFR + 4.25%, 12/29/2028	1,123,732	1,020,337
AlixPartners LLP, First Lien Term Loan 1M SOFR + 2.00%, 08/12/2032	625	620
Ankura Consulting Group LLC, First Lien Term Loan 3M SOFR + 3.50%, 0.75% Floor, 12/26/2031	528,644	506,177
Berkeley Resh Group LLC, First Lien Term Loan 3M SOFR + 3.25%, 04/30/2032	1,033,011	1,007,186
Camelot US Acquisition LLC, First Lien Term Loan 6M CME TERM SOFR + 3.00%, 01/31/2031	750,000	651,720
Cast & Crew LLC, First Lien Term Loan 3M SOFR + 3.75%, 0.50% Floor, 12/29/2028	1,232,557	495,180
CohnReznick Advisory LLC, First Lien Term Loan 3M SOFR + 3.50%, 03/26/2032	325,369	316,828
CoreLogic, Inc., First Lien Initial Term Loan 1M SOFR + 3.50%, 0.50% Floor, 06/02/2028	542,864	520,474
DTI Holdco Inc, First Lien Term Loan 1M SOFR + 4.00%, 04/26/2029	346,524	300,033
Eisner Advisory Group LLC, First Lien Term Loan 1M SOFR + 4.00%, 02/28/2031	391,452	373,837
Element Materials Technology Group Holdings, First Lien Term Loan 3M SOFR + 3.50%, 07/06/2029	902,928	906,882
First Advantage Holdings LL, First Lien Term Loan 3M SOFR + 2.75%, 10/31/2031	719,465	702,079
Grant Thornton Advisors LLC, First Lien Term Loan 3M SOFR + 2.75%, 06/02/2031	839,609	785,907
Heron Bidco LLC, First Lien Term Loan 3M SOFR + 4.00%, 12/10/2032	299,173	298,425
Hire Right Holdings Corp., First Lien Term Loan 1M SOFR + 3.25%, 09/27/2030	304,174	262,579
Isolved, Inc., First Lien Term Loan 1M SOFR + 2.75%, 10/14/2030	391,227	373,744
Lereta, LLC, First Lien Term Loan 3M SOFR + 5.25%, 07/30/2028	419,258	387,696
Mermaid Bidco Inc aka Datasite TL 1L, First Lien Term Loan 3M SOFR + 3.25%, 06/27/2031	728,124	714,472
Neptune Bidco US Inc, First Lien Term Loan 3M SOFR + 5.00%, 02/03/2033	442,036	422,586
Perficient/Plano 8/24 TLB 1L, First Lien Term Loan 3M SOFR + 3.50%, 10/02/2031	590,136	478,010
Pre Paid Legal Services, Inc., First Lien Term Loan 3M SOFR + 3.25%, 12/15/2028	251,458	218,949
Ryan LLC, First Lien Term Loan 1M SOFR + 3.50%, 11/08/2032	560,000	543,900
Secretariat Advisors LLC, First Lien Term Loan 3M SOFR + 4.00%, 02/27/2032	176,729	174,078
Thevelia US LLC, First Lien Term Loan 3M SOFR + 3.00%, 0.50% Floor, 06/18/2029	1,190,886	1,171,534
TTF Holdings LLC, First Lien Term Loan 6M SOFR + 3.75%, 07/18/2031	1,013,332	759,999
Vaco Holdings, LLC, First Lien Term Loan 3M SOFR + 5.00%, 01/22/2029	1,258,510	825,507
VT Topco, Inc. 12/24 1L, First Lien Term Loan 1M SOFR + 3.00%, 08/09/2030	202,493	197,026
		14,415,765
Semiconductors & Semiconductor Equipment - 0.59%
Altar Bidco, Inc., First Lien Term Loan 3M SOFR + 3.10%, 0.50% Floor, 02/01/2029	742,308	739,060
MKS Inc, First Lien Term Loan 1M SOFR + 1.75%, 02/04/2033	173,688	174,176
		913,236
Software - 18.36%
Avalara, Inc., First Lien Term Loan 3M SOFR + 2.75%, 03/29/2032	970,785	950,156
BEP Intermediate Holdco, First Lien Term Loan 1M SOFR + 2.75%, 04/28/2031(b)	317,578	317,578
BMC Software 7/24 2nd Lien TL, Second Lien Term Loan 3M SOFR + 5.75%, 07/02/2032	950,959	801,188
Boxer Parent Co., Inc., First Lien Term Loan 3M SOFR + 3.00%, 07/30/2031	674,087	626,830
Capstone Borrower, Inc., First Lien Term Loan 3M SOFR + 2.75%, 06/17/2030	49,303	46,998
Central Parent LLC, First Lien Term Loan 3M SOFR + 3.25%, 07/06/2029	1,116,755	799,976
Cloud Software Group Inc, First Lien Term Loan:
3M SOFR + 3.25%, 03/21/2031	383,518	352,453
3M SOFR + 3.25%, 08/16/2032	502,457	461,182
Cloudera, Inc. TL 1L, First Lien Term Loan 1M SOFR + 3.75%, 0.50% Floor, 10/08/2028	1,280,220	1,146,597
Clover 10/24 TLB 1L, First Lien Term Loan 1M SOFR + 4.00%, 12/09/2031	360,672	346,246
Conga Corp., First Lien Term Loan 3M SOFR + 3.50%, 0.75% Floor, 05/06/2028	300,945	258,563
Cornerstone Building Brands, Inc., First Lien Tranche B Term Loan 3M SOFR + 3.25%, 0.50% Floor, 04/12/2028	73,869	42,237
Cornerstone On Demand, Inc., First Lien Initial Term Loan 3M SOFR + 3.75%, 0.50% Floor, 10/16/2028	1,633,833	1,199,340

Blackstone Long-Short Credit Income Fund	Portfolio of Investments

March 31, 2026

	Principal Amount	Value
FLOATING RATE LOAN INTERESTS(a) - 116.71% (continued) Software - 18.36% (continued)
Dayforce Bidco LLC, First Lien Term Loan 3M SOFR + 3.00%, 02/04/2033	$1,233,548	$1,170,156
Delta Topco, Inc., First Lien Term Loan 3M SOFR + 2.75%, 11/30/2029	711,126	689,515
Delta Topco, Inc., Second Lien Term Loan 3M SOFR + 5.25%, 12/24/2030	871,931	770,203
Disco Parent Inc, First Lien Term Loan 3M SOFR + 3.00%, 08/06/2032	124,449	122,426
Evercommerce Solutions, Inc., First Lien B Term Loan 3M US L + 3.25%, 0.50% Floor, 07/07/2031	141,605	138,182
Finastra USA Inc, First Lien Term Loan 3M SOFR + 4.00%, 09/15/2032	1,166,206	1,097,936
Genesys Cloud Services, Inc., First Lien Term Loan 1M SOFR + 2.50%, 01/30/2032	1,231,609	1,180,805
Idera INC, First Lien Term Loan 3M SOFR + 3.50%, 03/02/2028	1,143,375	911,556
ION Platform Finance US Inc, First Lien Term Loan 3M SOFR + 3.75%, 09/30/2032	1,221,947	988,757
Ivanti Security Holdings LLC, First Lien Term Loan 3M SOFR + 5.75%, 2.00% Floor, 06/01/2029	121,711	121,863
Ivanti Software, Inc., First Lien Term Loan:
3M SOFR + 0.00%, 06/01/2029	481,634	169,776
3M SOFR + 4.75%, 06/01/2029	242,916	164,861
Magenta Security Holdings, LLC First Out TL 1L, First Lien Term Loan 3M SOFR + 6.75%, 07/27/2028	813,997	584,608
McAfee Corp., First Lien Term Loan 1M SOFR + 3.00%, 0.50% Floor, 03/01/2029	1,201,065	1,076,455
Mitnick Corporate Purchaser Inc., First Lien Term Loan 3M SOFR + 4.75%, 05/02/2029	1,952,173	902,880
Perforce Software, Inc., First Lien Term Loan 1M SOFR + 4.75%, 06/29/2029	1,436,899	971,933
Project Alpha (Qlik), First Lien Term Loan 3M SOFR + 3.25%, 10/26/2030	1,190,629	907,586
Project Alpha (Qlik), Second Lien Term Loan 3M SOFR + 5.00%, 05/09/2033	223,105	136,875
Project Leopard Holdings, Inc., First Lien Term Loan 3M SOFR + 5.25%, 0.50% Floor, 07/20/2029	1,143,015	718,957
Proofpoint Inc, First Lien Term Loan 3M SOFR + 3.00%, 08/31/2028	1,017,673	986,721
Pushpay USA INC, First Lien Term Loan 3M SOFR + 3.75%, 08/18/2031	600,000	588,000
Quartz Acquired, LLC, First Lien Term Loan 3M SOFR + 2.25%, 06/28/2030	431,411	361,306
Rithum Holdings Inc, First Lien Term Loan 3M SOFR + 4.75%, 07/21/2031	516,505	492,617
Rocket Software, Inc., First Lien Term Loan 1M SOFR + 3.75%, 0.50% Floor, 11/28/2028	1,104,538	1,061,969
Sci Quest 10/24 2nd Lien, Second Lien Term Loan 3M SOFR + 5.00%, 12/06/2032	696,000	640,320
Sophos Intermediate II, Ltd., First Lien Term Loan 1M SOFR + 3.50%, 03/05/2027	1,037,022	990,195
Starlight Parent, LLC, First Lien Term Loan 3M SOFR + 4.00%, 04/16/2032	823,845	702,328
Tuple US Bidco LLC, First Lien Term Loan 3M SOFR + 3.75%, 01/24/2033	219,775	213,731
UKG, Inc., First Lien Term Loan 3M SOFR + 2.50%, 02/10/2031	35,818	34,275
Vision Solutions, Inc., First Lien Term Loan 3M SOFR + 4.00%, 0.75% Floor, 04/24/2028	1,366,338	1,062,328
VS Buyer LLC, First Lien Term Loan 3M SOFR + 2.25%, 04/12/2031	35,401	34,664
XPLOR T1 LLC., First Lien Term Loan 3M SOFR + 3.50%, 12/01/2032	759,762	708,478
Zuora 12/24 Cov-Lite TLB, First Lien Term Loan 1M SOFR + 3.50%, 02/14/2032	517,400	479,242
		28,530,848
Specialty Retail - 2.69%
APRO LLC, First Lien Term Loan 1M SOFR + 3.75%, 07/09/2031	316,676	318,062
EG America LLC, First Lien Term Loan 1M SOFR + 3.25%, 02/10/2031	502,038	503,042
Great Outdoors Group LLC, First Lien Term Loan 1M SOFR + 3.25%, 0.75% Floor, 01/23/2032	758,652	758,368
Harbor Freight Tools USA, Inc., First Lien Term Loan 1M SOFR + 2.25%, 06/11/2031	287,002	284,452
MICHAELS COS INC/THE TERM (02/26) 1LIEN USD, First Lien Term Loan 3M SOFR + 5.00%, 02/22/2033	362,100	352,164
Spencer Spirit IH LLC, First Lien Term Loan 1M SOFR + 4.00%, 07/15/2031	721,667	724,073
STAPLES, INC. CLOSING DATE TERM LOAN (06/24), First Lien Term Loan 3M SOFR + 5.75%, 09/04/2029	369,657	336,907
StubHub Holdco Sub LLC, First Lien Term Loan 1M SOFR + 4.75%, 03/15/2030	916,659	904,917
		4,181,985
Textiles, Apparel & Luxury Goods - 0.72%
Beach Acquisition Bidco LLC, First Lien Term Loan 3M SOFR + 3.25%, 09/13/2032	214,820	215,626
Imagine Learning LLC, First Lien Term Loan 1M SOFR + 3.50%, 12/21/2029	962,850	895,455
		1,111,081

Blackstone Long-Short Credit Income Fund	Portfolio of Investments

March 31, 2026

	Principal Amount	Value
FLOATING RATE LOAN INTERESTS(a) - 116.71% (continued) Thrifts & Mortgage Finance - 3.08%
ACCESS CIG LLC, First Lien Term Loan 3M SOFR + 4.00%, 08/19/2030	$878,274	$798,496
Ahead 7/24 TLB3 1L, First Lien Term Loan 3M SOFR + 2.50%, 02/01/2031	336,096	331,632
Dcert Buyer, Inc., Second Lien First Amendment Refinancing Term Loan 1M SOFR + 7.00%, 02/19/2029	1,625,691	1,255,846
Fortress Intermediate 3 Inc, First Lien Term Loan 1M SOFR + 3.00%, 06/27/2031	1,095,378	1,088,532
Go Daddy Oper Co LLC, First Lien Term Loan 1M SOFR + 1.75%, 05/30/2031	478,504	470,473
Osttra Group LTD, First Lien Term Loan 3M SOFR + 5.50%, 10/07/2033(b)	141,691	134,252
Skopima Consilio Parent, LLC, First Lien Term Loan 1M SOFR + 3.75%, 0.50% Floor, 05/12/2028	222,527	175,170
Thought Works, Inc., First Lien Incremental Term Loan 1M SOFR + 2.75%, 0.50% Floor, 03/24/2028	40,998	35,669
World Wide Technology Holding Co. LLC, First Lien Term Loan 1M SOFR + 2.00%, 0.50% Floor, 03/01/2030	489,461	488,697
		4,778,767
Trading Companies & Distributors - 1.65%
Avolon TLB Borrower 1 (US), First Lien Term Loan 1M SOFR + 1.75%, 06/22/2030	291,278	292,188
BCPE Empire Holdings Inc, First Lien Term Loan 1M SOFR + 0.00%, 03/02/2033	690,754	681,260
Kodiak Building Partners, First Lien Term Loan 3M SOFR + 3.75%, 12/04/2031	899,741	900,937
QXO Building Products Inc, First Lien Term Loan 1M SOFR + 2.00%, 04/30/2032	183,003	182,878
White Cap Buyer LLC, First Lien Term Loan 1M SOFR + 3.25%, 10/19/2029	347,346	334,887
White Cap Supply Holdings LLC, First Lien Term Loan 1M SOFR + 3.50%, 02/10/2033	181,050	172,789
		2,564,939
TOTAL FLOATING RATE LOAN INTERESTS
(Cost $192,158,456)		181,348,112

COLLATERALIZED LOAN OBLIGATION SECURITIES(a) - 9.40%
Diversified Consumer Services - 0.62%
New Mountain CLO 1, Ltd. 3M SOFR + 5.25%, 01/15/2038(b)(d)	1,000,000	957,917

Financial Services - 8.78%
Bain Capital Credit CLO 2022-3, Ltd. 3M SOFR + 3.70%, 07/17/2035(b)(d)	1,620,000	1,544,280
Bain Capital Credit CLO 2024-1, Ltd. 3M CME TERM SOFR + 6.59%, 04/16/2039(b)(d)	1,000,000	985,460
Bbam US Clo IV, Ltd. 3M SOFR + 6.25%, 07/15/2039(b)(d)	1,000,000	998,027
Carval Clo VIII-C, Ltd. 3M SOFR + 6.15%, 10/22/2037(b)(d)	1,000,000	922,014
Cedar Funding XIV CLO, Ltd. 3M SOFR + 7.39%, 10/15/2037(b)(d)	1,375,000	1,269,008
Columbia Cent CLO 34, Ltd. 3M SOFR + 6.85%, 01/25/2038(b)(d)	1,500,000	1,418,104
Croton Park CLO, Ltd. 3M CME TERM SOFR + 5.55%, 10/15/2036(b)(d)	821,750	784,078
Eldridge CLO 2025-1, Ltd. 3M CME TERM SOFR + 5.30%, 10/20/2038(b)(d)	875,000	862,550
Meacham Park Clo, Ltd. 3M SOFR + 5.35%, 10/20/2037(b)(d)	1,000,000	923,869
MidOcean Credit CLO XIV, Ltd. 3M SOFR + 6.14%, 04/15/2037(b)(d)	1,000,000	1,002,500
Midocean Credit Clo XXI 3M SOFR + 5.00%, 10/20/2038(b)(d)	1,000,000	979,134
OCP CLO 2021-21, Ltd. 3M SOFR + 4.70%, 01/20/2038(b)(d)	1,000,000	978,547
Park Avenue Institutional Advisers CLO, Ltd. 2022-1 3M SOFR + 7.29%, 04/20/2035(b)(d)	1,000,000	975,597
		13,643,168
TOTAL COLLATERALIZED LOAN OBLIGATION SECURITIES
(Cost $15,117,857)		14,601,085

CORPORATE BONDS - 21.62%
Aerospace & Defense - 0.32%
Bombardier, Inc. 7.450%, 05/01/2034(d)	37,000	40,059
BWX Technologies, Inc. 4.125%, 06/30/2028(d)	90,000	87,571

Blackstone Long-Short Credit Income Fund	Portfolio of Investments

March 31, 2026

	Principal Amount	Value
CORPORATE BONDS - 21.62% (continued) Aerospace & Defense - 0.32% (continued)
TransDigm, Inc.:
6.375%, 03/01/2029(d)	$80,000	$81,593
6.625%, 03/01/2032(d)	190,000	194,013
6.125%, 07/31/2034(d)	94,000	92,571
		495,807
Air Freight & Logistics - 0.32%
JetBlue Airways Corp. / JetBlue Loyalty LP 9.875%, 09/20/2031(d)	524,000	495,923

Auto Parts&Equipment - 0.05%
Cyprium Corp. / Cyprium Holdings Luxembourg Sarl:
6.125%, 04/15/2031(d)	36,000	35,580
6.375%, 04/15/2034(d)	43,000	41,845
		77,425
Automobile Components - 0.42%
Cooper-Standard Automotive, Inc. 9.250%, 03/01/2031(d)	187,000	175,874
Goodyear Tire & Rubber Co.:
5.000%, 07/15/2029	20,000	18,939
6.625%, 07/15/2030	41,000	40,127
5.250%, 07/15/2031	15,000	13,433
Patrick Industries, Inc. 4.750%, 05/01/2029(d)	194,000	188,855
Phinia, Inc. 6.750%, 04/15/2029(d)	130,000	132,509
Tenneco, Inc. 8.000%, 11/17/2028(d)	80,000	79,764
		649,501
Automobiles - 0.09%
Nissan Motor Acceptance Co. LLC 5.625%, 09/29/2028(d)	10,000	9,820
ZF North America Capital, Inc. 6.875%, 04/23/2032(d)	140,000	133,145
		142,965
Biotechnology - 0.08%
Emergent BioSolutions, Inc. 3.875%, 08/15/2028(d)	154,000	130,109

Broadline Retail - 0.07%
Kohl's Corp. 5.550%, 07/17/2045	47,000	26,768
Nordstrom, Inc.:
4.375%, 04/01/2030	10,000	9,342
4.250%, 08/01/2031	50,000	45,045
5.000%, 01/15/2044	33,000	22,060
		103,215
Building Products - 0.03%
Miter Brands Acquisition Holdco, Inc. / MIWD Borrower LLC 6.750%, 04/01/2032(d)	50,000	47,919

Capital Markets - 0.34%
Aretec Group, Inc. 10.000%, 08/15/2030(d)	44,000	46,790
Focus Financial Partners LLC 6.750%, 09/15/2031(d)	50,000	49,705

Blackstone Long-Short Credit Income Fund	Portfolio of Investments

March 31, 2026

	Principal Amount	Value
CORPORATE BONDS - 21.62% (continued) Capital Markets - 0.34% (continued)
Jane Street Group / JSG Finance, Inc.:
7.125%, 04/30/2031(d)	$40,000	$41,143
6.125%, 11/01/2032(d)	10,000	9,897
6.750%, 05/01/2033(d)	118,000	119,803
Jefferies Finance LLC / JFIN Co.-Issuer Corp. 6.625%, 10/15/2031(d)	53,000	50,580
Osaic Holdings, Inc. 6.750%, 08/01/2032(d)	60,000	60,052
Stonex Escrow Issuer LLC 6.875%, 07/15/2032(d)	148,000	149,676
		527,646
Chemicals - 0.85%
Celanese US Holdings LLC:
7.000%, 02/15/2031	28,000	28,772
7.375%, 02/15/2034	156,000	159,961
Cerdia Finanz GmbH 9.375%, 10/03/2031(d)	50,000	49,776
Chemours Co.:
4.630%, 11/15/2029(d)	212,000	198,995
8.000%, 01/15/2033(d)	289,000	290,795
7.875%, 03/15/2034(d)	112,000	112,078
FMC Corp.:
3.450%, 10/01/2029	90,000	80,478
5.650%, 05/18/2033	70,000	62,012
Huntsman International LLC 4.500%, 05/01/2029	60,000	56,166
Methanex US Operations, Inc. 6.250%, 03/15/2032(d)	30,000	30,709
Nufarm Australia, Ltd. / Nufarm Americas, Inc. 5.000%, 01/27/2030(d)	65,000	58,423
Olin Corp. 6.625%, 04/01/2033(d)	141,000	138,106
Qnity Electronics, Inc.:
5.750%, 08/15/2032(d)	20,000	20,049
6.250%, 08/15/2033(d)	33,000	33,409
		1,319,729
Commercial Services & Supplies - 0.50%
ACCO Brands Corp. 4.250%, 03/15/2029(d)	211,000	188,546
Deluxe Corp.:
8.000%, 06/01/2029(d)	200,000	201,451
8.125%, 09/15/2029(d)	95,000	98,737
Pitney Bowes, Inc. 7.250%, 03/15/2029(d)	203,000	203,264
RR Donnelley & Sons Co. 9.500%, 08/01/2029(d)	80,000	81,041
		773,039
Communications Equipment - 0.08%
Viavi Solutions, Inc. 3.750%, 10/01/2029(d)	140,000	131,477

Construction Materials - 0.09%
Smyrna Ready Mix Concrete LLC 8.875%, 11/15/2031(d)	90,000	92,878
Star Holding LLC 8.750%, 08/01/2031(d)	40,000	40,631
		133,509
Consumer Finance - 1.89%
Ally Financial, Inc. 6.700%, 02/14/2033	330,000	332,553
Azorra Finance, Ltd.:
7.250%, 01/15/2031(d)	18,000	18,190
6.250%, 02/15/2034(d)	50,000	46,530

Blackstone Long-Short Credit Income Fund	Portfolio of Investments

March 31, 2026

	Principal Amount	Value
CORPORATE BONDS - 21.62% (continued) Consumer Finance - 1.89% (continued)
Bread Financial Holdings, Inc. 6.750%, 05/15/2031(d)	$262,000	$260,296
Credit Acceptance Corp. 6.625%, 03/15/2030(d)	235,000	229,953
Enova International, Inc. 9.125%, 08/01/2029(d)	310,000	317,361
FirstCash, Inc.:
4.630%, 09/01/2028(d)	201,000	197,616
6.875%, 03/01/2032(d)	306,000	312,263
Navient Corp.:
9.380%, 07/25/2030	297,000	289,790
7.875%, 06/15/2032	45,000	40,176
5.625%, 08/01/2033	60,000	46,841
OneMain Finance Corp.:
7.875%, 03/15/2030	17,000	17,555
6.125%, 05/15/2030	40,000	39,141
6.500%, 03/15/2033	90,000	86,116
6.750%, 09/15/2033	184,000	176,659
PRA Group, Inc. 8.880%, 01/31/2030(d)	98,000	99,016
PROG Holdings, Inc. 6.000%, 11/15/2029(d)	208,000	197,768
Synchrony Financial 7.250%, 02/02/2033	223,000	227,928
		2,935,752
Containers & Packaging - 0.47%
Cascades, Inc./Cascades USA, Inc. 6.750%, 07/15/2030(d)	246,000	248,359
Clydesdale Acquisition Holdings, Inc. 6.625%, 04/15/2029(d)	80,000	78,630
OI European Group BV 4.750%, 02/15/2030(d)	57,000	53,232
Owens-Brockway Glass Container, Inc.:
7.250%, 05/15/2031(d)	10,000	9,589
7.375%, 06/01/2032(d)	208,000	197,127
TriMas Corp. 4.125%, 04/15/2029(d)	151,000	143,802
		730,739
Diversified Consumer Services - 0.10%
Carriage Services, Inc. 4.250%, 05/15/2029(d)	110,000	104,593
Service Corp. International 3.375%, 08/15/2030	62,000	57,241
		161,834
Diversified REITs - 0.14%
Service Properties Trust:
4.950%, 10/01/2029	5,000	4,534
8.875%, 06/15/2032	210,000	208,352
		212,886
Diversified Telecommunication Services - 0.49%
Directv Financing LLC / Directv Financing Co.-Obligor, Inc. 10.000%, 02/15/2031(d)	192,000	196,151
Viasat, Inc.:
6.500%, 07/15/2028(d)	342,000	338,239
7.500%, 05/30/2031(d)	224,000	221,639
		756,029
Electric Utilities - 0.01%
Leeward Renewable Energy Operations LLC 4.250%, 07/01/2029(d)	13,000	12,214

Blackstone Long-Short Credit Income Fund	Portfolio of Investments

March 31, 2026

	Principal Amount	Value
CORPORATE BONDS - 21.62% (continued) Electrical Equipment - 0.05%
Albion Financing 1 SARL / Aggreko Holdings, Inc. 7.000%, 05/21/2030(d)	$70,000	$71,594

Energy Equipment & Services - 1.02%
Kodiak Gas Services LLC:
5.875%, 04/01/2031(d)	52,000	52,290
6.750%, 10/01/2035(d)	10,000	10,166
Nabors Industries, Inc. 8.875%, 08/15/2031(d)	398,000	414,880
Precision Drilling Corp. 6.875%, 01/15/2029(d)	115,000	115,918
Tidewater, Inc. 9.125%, 07/15/2030(d)	215,000	229,229
Transocean International, Ltd.:
8.250%, 05/15/2029(d)	353,000	364,959
7.500%, 04/15/2031	10,000	10,228
6.800%, 03/15/2038	20,000	19,228
USA Compression Partners LP / USA Compression Finance Corp.:
7.125%, 03/15/2029(d)	361,000	369,580
6.250%, 10/01/2033(d)	6,000	5,991
		1,592,469
Entertainment - 0.19%
Discovery Global Holdings, Inc. 4.279%, 03/15/2032	289,000	256,126
OAK-Eagle Acquireco, Inc. 7.250%, 07/01/2033(d)	39,000	40,433
		296,559
Financial Services - 0.73%
CrossCountry Intermediate Holdco LLC 6.750%, 12/01/2032(d)	60,000	56,516
Encore Capital Group, Inc. 6.625%, 04/15/2031(d)	466,000	464,099
Freedom Mortgage Holdings LLC:
9.125%, 05/15/2031(d)	30,000	30,533
7.875%, 04/01/2033(d)	80,000	75,088
Jefferson Capital Holdings LLC 8.250%, 05/15/2030(d)	60,000	62,595
Mattamy Group Corp. 6.000%, 12/15/2033(d)	50,000	47,011
PennyMac Financial Services, Inc.:
6.875%, 05/15/2032(d)	47,000	45,403
6.750%, 02/15/2034(d)	194,000	181,753
Rfna LP 7.875%, 02/15/2030(d)	20,000	19,131
SV RNO Property Owner 1 LLC 5.875%, 03/01/2031(d)	90,000	89,018
TrueNoord Capital DAC 8.750%, 03/01/2030(d)	40,000	40,872
Velocity Commercial Capital LLC 9.375%, 02/15/2031(d)	30,000	30,016
		1,142,035
Food Products - 0.39%
B&G Foods, Inc. 8.000%, 09/15/2028(d)	398,000	392,410
Post Holdings, Inc. 4.500%, 09/15/2031(d)	236,000	219,706
		612,116
Gas Utilities - 0.38% Suburban Propane Partners LP/Suburban Energy Finance Corp.:
5.000%, 06/01/2031(d)	168,000	158,241
6.500%, 12/15/2035(d)	131,000	127,462
Superior Plus LP / Superior General Partner, Inc. 4.500%, 03/15/2029(d)	213,000	203,768

Blackstone Long-Short Credit Income Fund	Portfolio of Investments

March 31, 2026

	Principal Amount	Value
CORPORATE BONDS - 21.62% (continued)
Gas Utilities - 0.38% (continued)
Venture Global Plaquemines LNG LLC:
6.125%, 12/15/2030(d)	$74,000	$76,144
6.500%, 01/15/2034(d)	21,000	21,905
7.750%, 05/01/2035(d)	10,000	11,214
		598,734
Ground Transportation - 0.23%
Avis Budget Car Rental LLC / Avis Budget Finance, Inc. 8.250%, 01/15/2030(d)	278,000	279,868
RXO, Inc. 6.375%, 05/15/2031(d)	81,000	77,923
		357,791
Health Care Equipment & Supplies - 0.23%
Hologic Inc Holx 4 5/8 02/01/28 4.625%, 02/01/2028(d)	359,000	358,686

Health Care Providers & Services - 0.47%
AdaptHealth LLC:
4.625%, 08/01/2029(d)	367,000	349,965
5.125%, 03/01/2030(d)	104,000	99,713
CHS/Community Health Systems, Inc.:
6.875%, 04/15/2029(d)	162,000	155,952
6.125%, 04/01/2030(d)	20,000	17,411
DaVita, Inc. 6.875%, 09/01/2032(d)	15,000	15,379
Prime Healthcare Services, Inc. 9.375%, 09/01/2029(d)	70,000	72,639
Select Medical Corp. 6.250%, 12/01/2032(d)	20,000	19,081
		730,140
Health Care REITs - 0.56%
Diversified Healthcare Trust:
4.750%, 02/15/2028	400,000	384,807
4.375%, 03/01/2031	20,000	17,795
MPT Operating Partnership LP / MPT Finance Corp.:
4.625%, 08/01/2029	327,000	254,651
3.500%, 03/15/2031	320,000	209,440
		866,693
Hotels, Restaurants & Leisure - 0.55%
1011778 BC ULC / New Red Finance, Inc. 5.625%, 09/15/2029(d)	170,000	170,583
Great Canadian Gaming Corp./Raptor LLC 8.750%, 11/15/2029(d)	50,000	48,811
Hilton Domestic Operating Co., Inc.:
3.750%, 05/01/2029(d)	21,000	20,113
4.000%, 05/01/2031(d)	214,000	201,016
Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations Borrower, Inc. 5.000%, 06/01/2029(d)	256,000	243,228
Voyager Parent LLC 9.250%, 07/01/2032(d)	83,000	86,224
Wyndham Hotels & Resorts, Inc. 4.375%, 08/15/2028(d)	86,000	84,060
		854,035
Household Durables - 0.91%
Beazer Homes USA, Inc.:
7.250%, 10/15/2029	50,000	50,000
7.500%, 03/15/2031(d)	238,000	234,095

Blackstone Long-Short Credit Income Fund	Portfolio of Investments

March 31, 2026

	Principal Amount	Value
CORPORATE BONDS - 21.62% (continued)
Household Durables - 0.91% (continued)
Brookfield Residential Properties, Inc. / Brookfield Residential US LLC:
5.000%, 06/15/2029(d)	$50,000	$47,487
4.875%, 02/15/2030(d)	20,000	18,387
Century Communities, Inc. 3.880%, 08/15/2029(d)	220,000	206,652
LGI Homes, Inc. 7.000%, 11/15/2032(d)	210,000	195,040
M/I Homes, Inc. 4.950%, 02/01/2028	206,000	203,500
Taylor Morrison Communities, Inc. 5.750%, 01/15/2028(d)	220,000	220,734
Tri Pointe Homes, Inc. 5.700%, 06/15/2028	45,000	45,455
Weekley Homes LLC / Weekley Finance Corp. 6.750%, 01/15/2034(d)	25,000	23,975
Whirlpool Corp.:
6.125%, 06/15/2030	160,000	156,350
6.500%, 06/15/2033	10,000	9,486
		1,411,161
Household Products - 0.10%
Central Garden & Pet Co. 4.120%, 10/15/2030	170,000	160,047

Industrial Conglomerates - 0.26%
Icahn Enterprises LP / Icahn Enterprises Finance Corp.:
9.750%, 01/15/2029	37,000	36,403
4.380%, 02/01/2029	30,000	25,632
10.000%, 11/15/2029(d)	311,000	306,770
9.000%, 06/15/2030	40,000	37,547
		406,352
Insurance - 0.24%
Acrisure LLC / Acrisure Finance, Inc. 7.500%, 11/06/2030(d)	99,000	99,528
Alliant Holdings Intermediate LLC / Alliant Holdings Co.-Issuer:
6.750%, 04/15/2028(d)	70,000	70,422
7.000%, 01/15/2031(d)	90,000	90,812
APH Somerset Investor 2 LLC / APH2 Somerset Investor 2 LLC / APH3 Somerset Inves 7.875%, 11/01/2029(d)	60,000	54,310
Jones Deslauriers Insurance Management, Inc. 8.500%, 03/15/2030(d)	20,000	20,345
Nassau Cos. of New York 7.875%, 07/15/2030(d)	43,000	39,318
		374,735
Interactive Media & Services - 0.07%
ANGI Group LLC 3.875%, 08/15/2028(d)	64,000	57,037
Dotdash Meredith, Inc. 7.625%, 06/15/2032(d)	50,000	46,174
Match Group Holdings II LLC 6.125%, 09/15/2033(d)	8,000	7,782
		110,993
IT Services - 0.48%
APLD ComputeCo LLC 9.250%, 12/15/2030(d)	90,000	92,808
Asurion LLC/ Asurion Co.-Issuer, Inc. 8.000%, 12/31/2032(d)	166,000	172,356
Cipher Compute LLC 7.125%, 11/15/2030(d)	80,000	82,982
CoreWeave, Inc. 9.000%, 02/01/2031(d)	253,000	241,051
Twilio, Inc. 3.625%, 03/15/2029	168,000	160,776
		749,973
Life Sciences Tools & Services - 0.04%
Charles River Laboratories International, Inc. 3.750%, 03/15/2029(d)	10,000	9,482

Blackstone Long-Short Credit Income Fund	Portfolio of Investments

March 31, 2026

	Principal Amount	Value
CORPORATE BONDS - 21.62% (continued)
Life Sciences Tools & Services - 0.04% (continued)
Star Parent, Inc. 9.000%, 10/01/2030(d)	$50,000	$51,863
		61,345
Machinery - 0.36%
Dcli Bidco LLC 7.750%, 11/15/2029(d)	50,000	50,602
Esab Corp. 6.250%, 04/15/2029(d)	190,000	193,068
JB Poindexter & Co., Inc. 8.750%, 12/15/2031(d)	50,000	50,741
Mueller Water Products, Inc. 4.000%, 06/15/2029(d)	30,000	28,924
Park-Ohio Industries, Inc. 8.500%, 08/01/2030(d)	120,000	123,097
Wabash National Corp. 4.500%, 10/15/2028(d)	121,000	106,160
		552,592
Marine Transportation - 0.11%
Danaos Corp. 6.875%, 10/15/2032(d)	167,000	169,831

Media - 0.64%
AMC Networks, Inc. 10.500%, 07/15/2032(d)	80,000	79,035
CCO Holdings LLC / CCO Holdings Capital Corp.:
5.375%, 06/01/2029(d)	60,000	59,212
7.375%, 02/01/2036(d)	53,000	52,827
EchoStar Corp. 10.750%, 11/30/2029	195,667	211,490
Gray Media, Inc.:
4.750%, 10/15/2030(d)	250,000	193,172
5.375%, 11/15/2031(d)	30,000	22,300
9.625%, 07/15/2032(d)	30,000	30,026
iHeartCommunications, Inc. 10.875%, 05/01/2030(d)	65,153	41,820
Sinclair Television Group, Inc. 5.500%, 03/01/2030(d)	18,000	15,615
Stagwell Global LLC 5.625%, 08/15/2029(d)	175,000	166,759
Univision Communications, Inc. 8.500%, 07/31/2031(d)	120,000	120,679
		992,935
Metals & Mining - 0.78%
Century Aluminum Co. 6.875%, 08/01/2032(d)	100,000	103,273
Cleveland-Cliffs, Inc. 7.625%, 01/15/2034(d)	184,000	179,937
Compass Minerals International, Inc. 8.000%, 07/01/2030(d)	149,000	154,299
Genesis Energy LP / Genesis Energy Finance Corp. 6.750%, 03/15/2034	110,000	109,556
Mineral Resources, Ltd. 7.000%, 04/01/2031(d)	507,000	518,569
SunCoke Energy, Inc. 4.880%, 06/30/2029(d)	165,000	149,055
		1,214,689
Mortgage Real Estate Investment Trusts (REITs) - 0.79%
Arbor Realty SR, Inc.:
8.500%, 12/15/2028(d)	100,000	98,318
7.875%, 07/15/2030(d)	79,000	73,100
Risewell Homes, Inc. 8.500%, 11/01/2030(d)	50,000	48,954
Rithm Capital Corp.:
8.000%, 04/01/2029(d)	254,000	249,766
8.000%, 07/15/2030(d)	181,000	174,837
Star Leasing Co. LLC 7.625%, 02/15/2030(d)	50,000	46,323
Starwood Property Trust, Inc.:
5.250%, 10/15/2028(d)	340,000	336,343
5.750%, 01/15/2031(d)	159,000	157,211

Blackstone Long-Short Credit Income Fund	Portfolio of Investments

March 31, 2026

	Principal Amount	Value
CORPORATE BONDS - 21.62% (continued)
Mortgage Real Estate Investment Trusts (REITs) - 0.79% (continued)
UWM Holdings LLC 6.625%, 02/01/2030(d)	$40,000	$37,763
		1,222,615
Oil, Gas & Consumable Fuels - 3.19%
Antero Midstream Partners LP / Antero Midstream Finance Corp. 5.750%, 10/15/2033(d)	170,000	168,231
Buckeye Partners LP 4.500%, 03/01/2028(d)	110,000	108,239
California Resources Corp. 7.000%, 01/15/2034(d)	210,000	211,844
CNX Resources Corp. 5.875%, 03/01/2034(d)	13,000	12,670
Comstock Resources, Inc.:
6.750%, 03/01/2029(d)	123,000	121,503
5.875%, 01/15/2030(d)	141,000	136,609
Crescent Energy Finance LLC:
7.375%, 01/15/2033(d)	100,000	100,049
8.375%, 01/15/2034(d)	100,000	104,627
CVR Energy, Inc.:
7.500%, 02/15/2031(d)	164,000	165,364
7.875%, 02/15/2034(d)	82,000	82,343
Delek Logistics Partners LP / Delek Logistics Finance Corp. 7.375%, 06/30/2033(d)	381,000	384,418
Excelerate Energy LP 8.000%, 05/15/2030(d)	50,000	52,364
Harvest Midstream I LP 7.500%, 05/15/2032(d)	40,000	40,852
Hess Midstream Operations LP 5.875%, 03/01/2028(d)	230,000	231,611
Hilcorp Energy I LP / Hilcorp Finance Co.:
6.000%, 02/01/2031(d)	50,000	48,631
6.250%, 04/15/2032(d)	80,000	77,483
7.250%, 02/15/2035(d)	10,000	9,977
Kraken Oil & Gas Partners LLC 7.625%, 08/15/2029(d)	50,000	51,088
Murphy Oil Corp. 6.500%, 02/15/2034	109,000	107,726
NGL Energy Operating LLC / NGL Energy Finance Corp. 8.380%, 02/15/2032(d)	368,000	379,509
Northern Oil & Gas, Inc.:
8.750%, 06/15/2031(d)	256,000	266,348
7.875%, 10/15/2033(d)	60,000	62,119
PBF Holding Co. LLC / PBF Finance Corp.:
9.875%, 03/15/2030(d)	306,000	328,195
7.875%, 09/15/2030(d)	54,000	55,489
Saturn Oil & Gas, Inc., L + 9.63%, 06/15/2029(d)	169,000	177,006
SM Energy Co. 6.750%, 08/01/2029(d)	119,000	120,879
Summit Midstream Holdings LLC 8.625%, 10/31/2029(d)	210,000	216,112
Sunoco LP / Sunoco Finance Corp. 4.500%, 05/15/2029	387,000	377,637
Talos Production, Inc. 9.375%, 02/01/2031(d)	401,000	425,193
Venture Global LNG, Inc. 8.375%, 06/01/2031(d)	264,000	274,691
Wildfire Intermediate Holdings LLC 7.500%, 10/15/2029(d)	50,000	50,699
		4,949,506
Paper & Forest Products - 0.01%
Magnera Corp. 7.250%, 11/15/2031(d)	21,000	19,461

Personal Care Products - 0.29%
Edgewell Personal Care Co. 4.125%, 04/01/2029(d)	19,000	17,961
HLF Financing Sarl LLC / Herbalife International, Inc. 4.875%, 06/01/2029(d)	466,000	436,446
		454,407

Blackstone Long-Short Credit Income Fund	Portfolio of Investments

March 31, 2026

	Principal Amount	Value
CORPORATE BONDS - 21.62% (continued)
Pharmaceuticals - 0.20%
Prestige Brands, Inc. 3.750%, 04/01/2031(d)	$340,000	$311,872

Professional Services - 0.17%
ASGN, Inc. 4.625%, 05/15/2028(d)	139,000	134,689
Clarivate Science Holdings Corp. 4.875%, 07/01/2029(d)	20,000	17,378
Science Applications International Corp. 4.880%, 04/01/2028(d)	110,000	108,343
		260,410
Real Estate Management & Development - 0.20%
Ashton Woods USA LLC / Ashton Woods Finance Co.:
4.625%, 04/01/2030(d)	10,000	9,290
6.875%, 08/01/2033(d)	53,000	51,209
Five Point Operating Co. LP 8.000%, 10/01/2030(d)	30,000	29,948
Howard Hughes Corp.:
4.125%, 02/01/2029(d)	115,000	108,868
4.380%, 02/01/2031(d)	10,000	9,189
5.875%, 03/01/2032(d)	35,000	33,716
6.125%, 03/01/2034(d)	51,000	49,022
UWM Holdings LLC 6.250%, 03/15/2031(d)	30,000	27,346
		318,588
Software - 0.82%
Cloud Software Group, Inc.:
6.500%, 03/31/2029(d)	220,000	214,842
6.625%, 08/15/2033(d)	45,000	40,049
Elastic NV 4.125%, 07/15/2029(d)	10,000	9,389
Fair Isaac Corp.:
4.000%, 06/15/2028(d)	391,000	379,727
6.250%, 09/15/2034(d)	124,000	122,064
Gen Digital, Inc. 7.125%, 09/30/2030(d)	127,000	128,319
ION Platform Finance US, Inc. / ION Platform Finance SARL:
5.750%, 05/15/2028(d)	10,000	9,512
9.000%, 08/01/2029(d)	10,000	9,282
Open Text Corp.:
3.880%, 02/15/2028(d)	110,000	106,013
3.880%, 12/01/2029(d)	111,000	99,320
Open Text Holdings, Inc. 4.125%, 02/15/2030(d)	68,000	60,819
UKG, Inc. 6.875%, 02/01/2031(d)	90,000	88,035
		1,267,371
Specialized REITs - 0.05%
Uniti Group LP / Uniti Group Finance 2019, Inc. / CSL Capital LLC 6.500%, 02/15/2029(d)	80,000	77,768

Specialty Retail - 0.30%
Men's Wearhouse LLC 9.000%, 02/01/2031(d)	36,000	36,971
Petco Health & Wellness Co., Inc. 8.250%, 02/01/2031(d)	14,000	13,990
Wayfair LLC:
7.250%, 10/31/2029(d)	218,000	222,676
7.750%, 09/15/2030(d)	172,000	179,208
6.750%, 11/15/2032(d)	20,000	20,168
		473,013

Blackstone Long-Short Credit Income Fund	Portfolio of Investments

March 31, 2026

	Principal Amount	Value
CORPORATE BONDS - 21.62% (continued)
Technology Hardware, Storage & Peripherals - 0.19%
Seagate Data Storage Technology Pte, Ltd.:
4.091%, 06/01/2029(d)	$56,000	$54,245
5.750%, 12/01/2034(d)	110,000	109,863
WULF Compute LLC 7.750%, 10/15/2030(d)	121,000	127,935
		292,043
Telecommunications - 0.06%
APLD ComputeCo 2 LLC 6.750%, 03/15/2031(d)	88,000	87,414

Textiles, Apparel & Luxury Goods - 0.10%
Under Armour, Inc. 7.250%, 07/15/2030(d)	90,000	91,143
William Carter Co. 7.375%, 02/15/2031(d)	60,000	61,272
		152,415
Thrifts & Mortgage Finance (Discontinued) - 0.02%
United Wholesale Mortgage LLC 5.500%, 04/15/2029(d)	40,000	37,477

Trading Companies & Distributors - 0.10%
Alta Equipment Group, Inc. 9.000%, 06/01/2029(d)	112,000	99,815
Veritiv Operating Co. 10.500%, 11/30/2030(d)	50,000	52,025
		151,840
TOTAL CORPORATE BONDS
(Cost $33,785,650)		33,599,423

	Shares	Value
COMMON STOCK - 0.29%
Diversified Consumer Services - 0.02%
Loyalty Ventures Inc(b)(e)	409,425	38,895

Health Care Providers & Services - 0.27%
Envision Healthcare Corp. Equity(e)	23,801	412,551

TOTAL COMMON STOCK
(Cost $798,093)		451,446

EXCHANGE TRADED FUNDS - 0.78%
Capital Markets - 0.78%
State Street Blackstone Senior Loan ETF	30,000	1,204,200

TOTAL EXCHANGE TRADED FUNDS
(Cost $1,245,600)		1,204,200

Blackstone Long-Short Credit Income Fund	Portfolio of Investments

March 31, 2026

	Shares	Value
SHORT-TERM INVESTMENTS - 1.45%
Open-end Investment Companies - 1.45%
Fidelity Investments Money Market Treasury Portfolio - Class I
(3.53% 7-Day Yield)	$2,255,008	$2,255,008

TOTAL SHORT-TERM INVESTMENTS
(Cost $2,255,008)		2,255,008

Total Investments- 150.25%
(Cost $245,360,664)		233,459,274

Liabilities in Excess of Other Assets - (1.53)%		(2,382,015)

Leverage Facility - (48.72)%		(75,700,000)

Net Assets - 100.00%		$155,377,259

Amounts above are shown as a percentage of net assets as of March 31, 2026.

Investment Abbreviations:

SOFR - Secured Overnight Financing Rate

Reference Rates:

3M CME TERM SOFR - 3M CME TERM SOFR as of March 31, 2026 was 3.68%

6M CME TERM SOFR - 6M CME TERM SOFR as of March 31, 2026 was 3.70%

1M US SOFR - 1 Month SOFR as of March 31, 2026 was 3.65%

3M US SOFR - 3 Month SOFR as of March 31, 2026 was 3.68%

6M US SOFR - 6 Month SOFR as of March 31, 2026 was 3.86%

(a)	Floating or variable rate security. The reference rate is described above. The rate in effect as of March 31, 2026, is based on the reference rate plus the displayed spread as of the security's last reset date. Where applicable, the reference rate is subject to a floor rate.
(b)	Level 3 assets valued using significant unobservable inputs as a result of unavailable quoted prices from an active market or the unavailability of other significant observable inputs.
(c)	A portion of this position was not funded as of March 31, 2026. The Portfolio of Investments records only the funded portion of each position. As of March 31, 2026, the Fund has unfunded delayed draw loans in the amount of $253,913. Fair value of these unfunded delayed draws was $251,195. Additional information is provided in Note 4 General Commitments and Contingencies.
(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933. Total market value of Rule 144A securities amounts to $43,266,639, which represented approximately 27.85% of net assets as of March 31, 2026. Such securities may normally be sold to qualified institutional buyers in transactions exempt from registration.
(e)	Non-income producing security.

Notes to Quarterly Portfolio
Blackstone Long-Short Credit Income Fund	of Investments

March 31, 2026

NOTE 1. ORGANIZATION

Blackstone Long-Short Credit Income Fund (“BGX”, the “Fund”) is a diversified, closed-end management investment company. BGX was organized as a Delaware statutory trust on October 22, 2010. BGX was registered under the Investment Company Act of 1940, as amended (the “1940 Act”) on October 26, 2010. BGX commenced operations on January 27, 2011. Prior to that date, BGX had no operations other than matters relating to its organization and the sale and issuance of 5,236 common shares of beneficial interest in BGX to Blackstone Liquid Credit Strategies LLC (the “Adviser”) at a price of $19.10 per share. The Adviser serves as the investment adviser for BGX. BGX’s common shares are listed on the New York Stock Exchange (the “Exchange”) and trade under the ticker symbol “BGX.”

The Fund was previously classified as a non-diversified investment company for purposes of the 1940 Act. As a result of ongoing operations, the Fund as of April 1, 2014 is now classified as a diversified company. This means that with respect to 75% of the Fund’s total assets, no more than 5% of such Fund’s total assets may be invested in any one issuer, excepting cash and cash items, U.S. government securities, and securities of other investment companies. The Fund may not resume operating in a non-diversified manner without first obtaining shareholder approval in accordance with the 1940 Act.

Investment Objectives: BGX’s primary investment objective is to provide current income, with a secondary objective of capital appreciation. BGX seeks to achieve its investment objectives by employing a dynamic long-short strategy in a diversified portfolio of loans and fixed-income instruments of predominantly U.S. corporate issuers, including first- and second-lien secured loans (“Secured Loans”) and high-yield corporate debt securities of varying maturities. BGX’s short positions, either directly or through the use of derivatives, may total up to 30% of the Fund’s net assets.

Senior Loans, Secured Loans and Senior Secured Loans are referred to collectively as “Loans” throughout the Notes to Financial Statements.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation: The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and are stated in U.S. dollars. The Fund is considered an Investment Company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946.

The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statement. Actual results could differ from these estimates. The Fund operates as a single operating segment. As a result, the Fund’s segment accounting policies are consistent with those described herein and the Fund does not have any intra-segment sales and transfers of assets.

Portfolio Valuation: BGX net asset value (“NAV”) is determined daily on each day that the Exchange is open for business, as of the close of the regular trading session on the Exchange. The Fund calculates NAV per share by subtracting liabilities (including accrued expenses or dividends) from the total assets of the Fund (the value of the securities plus cash or other assets, including interest accrued but not yet received) and dividing the result by the total number of outstanding common shares of the Fund.

Loans are primarily valued by using a composite loan price from a nationally recognized loan pricing service. The methodology used by the Fund's nationally recognized loan pricing provider for composite loan prices is to value loans at the mean of the bid and ask prices from one or more brokers or dealers. Collateralized Loan Obligation securities (“CLOs”) are valued at the price provided by a nationally recognized pricing service. The prices provided by the nationally recognized pricing service are typically based on the evaluated mid-price of each of the CLOs. Corporate bonds and convertible bonds, other than short-term investments, are valued at the price provided by a nationally recognized pricing service. The prices provided by the nationally recognized pricing service are typically based on the mean of bid and ask prices for each corporate bond security. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrices, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures based on valuation technology commonly employed in the market for such investments. Equity securities for which market quotations are available are generally valued at the last sale price or official closing price on the primary market or exchange on which they trade. Futures contracts, if any, are ordinarily valued at the last sales price on the securities or commodities exchange on which they are traded. Written and purchased options, if any, are ordinarily valued at the closing price on the securities or commodities exchange on which they are traded. Open-end investment companies are generally valued at their closing net asset values as reported on each business day. To the extent current market quotations are not readily available, short-term debt investments, if any, having a remaining maturity of 60 days or less when purchased would be valued at cost adjusted for amortization of premiums and accretion of discounts.

In accordance with Rule 2a-5 under the 1940 Act, the Fund's Board of Trustees (the “Board”) has designated the Adviser as the valuation designee to perform fair value determinations related to the Fund’s investments, subject to the Board’s oversight and periodic reporting requirements.

Notes to Quarterly Portfolio
Blackstone Long-Short Credit Income Fund	of Investments

March 31, 2026

Any investments and other assets for which such current market quotations are not readily available are valued at fair value (“Fair Valued Assets”) as determined in good faith by a committee of the Adviser (“Fair Valued Asset Committee”) under procedures established by, and under the general supervision and responsibility of, the Fund's Board. Such methods may include, but are not limited to, the use of a market comparable and/or income approach methodologies. A Fair Valued Asset Committee meeting may be called at any time by any member of the Fair Valued Asset Committee. The pricing of all Fair Valued Assets and determinations thereof shall be reported by the Adviser as the valuation designee to the Board at each regularly scheduled quarterly meeting. The Fund has procedures to identify and investigate potentially stale or missing prices for investments which are valued using a nationally recognized pricing service, exchange price or broker-dealer quotations. After performing such procedures, any prices which are deemed to be stale are reviewed by the Fair Valued Asset Committee and an alternative pricing source is determined.

Various inputs are used to determine the value of BGX investments. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1— Unadjusted quoted prices in active markets for identical investments at the measurement date.

Level 2 — Significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The categorization of a value determined for investments and other financial instruments is based on the pricing transparency of the investment and other financial instrument and does not necessarily correspond to the Fund's perceived risk of investing in those securities. Investments measured and reported at fair value are classified and disclosed in one of the following levels within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement.

Notes to Quarterly Portfolio
Blackstone Long-Short Credit Income Fund	of Investments

March 31, 2026

The following tables summarize valuation of BGX's investments under the fair value hierarchy levels as of March 31, 2026:

Blackstone Long-Short Credit Income Fund

Investments in Securities at Fair Value*	Level 1 - Quoted Prices	Level 2 - Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Floating Rate Loan Interests
Capital Markets	$–	$8,062,136	$670,542	$8,732,678
Electrical Equipment	–	1,598,627	293,190	1,891,817
Electronic Equipment, Instruments & Components		867,462	323,179	1,190,641
Health Care Providers & Services	–	9,771,020	695,856	10,466,876
Insurance	–	4,595,835	693,750	5,289,585
Mortgage Real Estate Investment Trusts (REITs)		824,831	308,991	1,133,822
Pharmaceuticals	–	2,502,986	581,249	3,084,235
Software	–	28,213,270	317,578	28,530,848
Thrifts & Mortgage Finance	–	4,644,515	134,252	4,778,767
Other	–	116,248,843	–	116,248,843
Collateralized Loan Obligation Securities
Diversified Consumer Services	–	–	957,917	957,917
Financial Services	–	–	13,643,168	13,643,168
Corporate Bonds	–	33,599,423	–	33,599,423
Common Stock
Diversified Consumer Services	–	–	38,895	38,895
Health Care Providers & Services	–	412,551	–	412,551
Exchange Traded Funds	1,204,200	–	–	1,204,200
Short Term Investments	2,255,008	–	–	2,255,008
Total	$3,459,208	$211,341,499	$18,658,567	$233,459,274

Other Financial Instruments
Liabilities
Net Unrealized Depreciation on Unfunded Loan Commitments	–	(1,850)	–	(1,850)
Total	–	(1,850)	–	(1,850)

*	Refer to the Fund's Portfolio of Investments for a listing of securities by type.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of March 31, 2026, the Fund's outstanding borrowings of $75,700,000 under its Leverage Facility are categorized as Level 2 within the fair value hierarchy.

Notes to Quarterly Portfolio
Blackstone Long-Short Credit Income Fund	of Investments

March 31, 2026

The changes of fair value investments for which BGX has used significant unobservable (Level 3) inputs to determine the fair value are as follows:

Blackstone Long-Short Credit Income Fund	Floating Rate Loan Interests	Collateralized Loan Obligation Securities	Common Stock	Total
Balance as of December 31, 2025	$6,191,262	$14,411,470	$–	$20,602,732
Accrued Discount/Premium	9,554	595	–	10,149
Realized Gain/(Loss)	(144,625)	5,511	–	(139,114)
Change in Unrealized Appreciation/(Depreciation)	(298,833)	(442,279)	–	(741,112)
Purchases(1)	1,011,854	5,615,784	–	6,627,638
Sales Proceeds(2)	(969,535)	(4,989,996)	–	(5,959,531)
Transfer into Level 3	895,380	–	38,895	934,275
Transfer out of Level 3	(2,676,470)	–	–	(2,676,470)
Balance as of March 31, 2026	$4,018,587	$14,601,085	$38,895	$18,658,567
Net change in unrealized appreciation/(depreciation) included in the Statements of Operations attributable to Level 3 investments held at March 31, 2026	$(124,020)	$(487,267)	$5,373	$(605,914)

(1)	Purchases include all purchases of securities and securities received in corporate actions.
(2)	Sales Proceeds include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

Information about Level 3 fair value measurements as of March 31, 2026:

			Unobservable	Value/Rate (Weighted
Blackstone Long-Short Credit Income Fund	Fair Value	Valuation Technique	Input(s)	Average)
Floating Rate Loan Interests	$4,018,587	Third Party Vendor Pricing Services	Broker Quotes	N/A
Collateralized Loan Obligation Securities	14,601,085	Third Party Vendor Pricing Services	Broker Quotes	N/A
Common Stock	38,895	Third Party Vendor Pricing Services	Broker Quotes	N/A

A change to the unobservable input at the reporting date would result in a significant change to the value of the investment as follows:

Unobservable Input	Impact to Value if Input Increases	Impact to Value if Input Decreases
Broker Quotes	Increase	Decrease

Securities were transferred from Level 2 to Level 3 because of a lack of observable market data due to decrease in market activity and information for these securities. Other securities were transferred from Level 3 to Level 2 as observable inputs were available for purposes of valuing those assets.

Securities Transactions and Investment Income: Securities transactions are recorded on trade date for financial reporting purposes, and amounts payable or receivable for trades not settled at the time of period end are reflected as liabilities and assets, respectively. Interest income is recognized on an accrual basis from the date of settlement. Accretion of discount and amortization of premium, which are included in interest income, are accreted or amortized daily using the accrual basis interest method. Dividend income is recorded on the ex-dividend date. Realized gains and losses from securities transactions and foreign currency transactions, if any, are recorded on the basis of identified cost.

When the Fund sells a floating rate loan interest, it may pay an agency fee. The Fund earns facility and other fees on floating rate loan interests, and facility fees are typically amortized to income over the term of the loan. Consent and amendment fees are also recorded to income as earned.

Notes to Quarterly Portfolio
Blackstone Long-Short Credit Income Fund	of Investments

March 31, 2026

NOTE 3. LOANS AND OTHER INVESTMENTS

BGX includes first and second lien secured, floating rate loans in its definition of “Secured Loans”. Under normal market conditions, at least 70% of BGX’s Managed Assets (defined below) will be invested in Secured Loans. Secured Loans are made to U.S. and, to a limited extent, non-U.S. corporations, partnerships and other business entities (“Borrowers”) that operate in various industries and geographical regions. BGX defines its “Managed Assets” as total assets (including any assets attributable to any leverage used) minus the sum of BGX’s accrued liabilities (other than liabilities related to the principal amount of leverage). As of March 31, 2026, 78.48% of BGX’s Managed Assets were held in Secured Loans.

Senior Secured Loans hold a senior position in the capital structure of a business entity, are secured with specific collateral and have a claim on the assets and/or stock of the Borrower that is senior to that held by unsecured creditors, subordinated debt holders and stockholders of the Borrower.

Loans often require prepayment from Borrowers’ excess cash flows or permit the Borrowers’ to repay at their election. The degree to which Borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, floating rate loans typically have an expected average life of two to four years. Floating rate loans typically have rates of interest which are re-determined periodically, either daily, monthly, quarterly or semi-annually by reference to a floating base lending rate, primarily the Secured Overnight Financing Rate (“SOFR”), plus a premium or credit spread.

Loans are subject to the risk of payment defaults of scheduled interest or principal. Such non-payment could result in a reduction of income, a reduction in the value of the investment and a potential decrease in the NAV of the Fund. Risk of loss of income is generally higher for subordinated unsecured loans or debt, which are not backed by a security interest in any specific collateral. There can be no assurance that the liquidation of any collateral securing a Loan would satisfy the Borrower’s obligation to the Fund in the event of non-payment of scheduled interest or principal payments, or that such collateral could be readily liquidated.

Second lien loans generally are subject to similar risks as those associated with investments in first lien loans except that such loans are subordinated in payment and/or lower in lien priority to first lien holders. In the event of default on a second lien loan, the first priority lien holder has first claim to the underlying collateral of the loan. Second lien loans are subject to the additional risk that the cash flow of the Borrower and property securing the loan or debt, if any, may be insufficient to meet scheduled payments after giving effect to the senior obligations of the Borrower. As of March 31, 2026, BGX had invested $4,441,321 in second lien secured loans. Second lien secured loans are considered Secured Loans for BGX.

Loans can be rated below investment grade or may also be unrated. As a result, the risks associated with Loans may be similar to the risks of other below investment grade securities, although they are senior and secured in contrast to other below investment grade securities, which are often subordinated or unsecured. The Fund typically invests in Loans rated below investment grade, which are considered speculative because of the credit risk of the Borrowers. Such companies are more likely than investment grade issuers to default on their payments of interest and principal owed to the Fund, and such defaults could reduce NAV and income distributions. The amount of public information available with respect to below investment grade loans will generally be less extensive than that available for registered or exchange-listed securities. In evaluating the creditworthiness of Borrowers, the Adviser will consider, and may rely in part on, analyses performed by others. The Adviser’s established best execution procedures and guidelines require trades to be placed for execution only with broker-dealer counterparties approved by the Counterparty Committee of the Adviser. The factors considered by the Counterparty Committee when selecting and approving brokers and dealers include, but are not limited to: (i) quality, accuracy, and timeliness of execution, (ii) review of the reputation, financial strength and stability of the financial institution, (iii) willingness and ability of the counterparty to commit capital, (iv) ongoing reliability and (v) access to underwritten offerings and secondary markets. The Counterparty Committee regularly reviews each broker-dealer counterparty based on the foregoing factors.

BGX may acquire Loans through assignments or participations. BGX typically acquires these Loans through assignment, and if BGX acquires a Loan through participation, it will seek to elevate a participation interest into an assignment as soon as practicably possible. The purchaser of an assignment typically succeeds to all the rights and obligations of the assigning institution and becomes a lender under the credit agreement with respect to the debt obligation. A participation typically results in a contractual relationship only with the institution participating out the interest, not with the Borrower. Sellers of participations typically include banks, broker-dealers, other financial institutions and lending institutions. The Adviser has adopted best execution procedures and guidelines which seek to mitigate credit and counterparty risk in the atypical situation when BGX must acquire a Loan through a participation.

BGX has invested in CLO securities. A CLO is a financing entity (generally called a Special Purpose Vehicle (“SPV”)), created to reapportion the risk and return characteristics of a pool of assets. While the assets underlying a CLO are typically Secured Loans, the assets may also include (i) unsecured loans, (ii) debt securities that are rated below investment grade, and (iii) equity securities incidental to investments in Secured Loans. When investing in CLOs, the Fund will not invest in equity tranches, which are the lowest tranche. However, the Fund may invest in lower tranches of CLO debt securities, which typically experience a lower recovery, greater risk of loss or deferral or non-payment of interest than more senior debt tranches of the CLO. In addition, the Fund intends to invest in CLOs consisting primarily of individual Secured Loans of Borrowers and not repackaged CLO obligations from other high risk pools. The underlying Secured Loans purchased by CLOs are generally performing at the time of purchase but may become non-performing, distressed or defaulted. CLOs with underlying assets of non-performing, distressed or defaulted loans are not contemplated to comprise a significant portion of the Fund’s investments in CLOs. The key feature of the CLO structure is the prioritization of the cash flows from a pool of debt securities among the several classes of the CLO. The SPV is a company founded solely for the purpose of securitizing payment claims arising out of this diversified asset pool. On this basis, marketable securities are issued by the SPV which, due to the diversification of the underlying risk, generally represent a lower level of risk than the original assets. The redemption of the securities issued by the SPV typically takes place on a date earlier than legal maturity from refinancing of the senior debt tranches.

Notes to Quarterly Portfolio
Blackstone Long-Short Credit Income Fund	of Investments

March 31, 2026

NOTE 4. GENERAL COMMITMENTS AND CONTINGENCIES

As of March 31, 2026, BGX had unfunded loan commitments outstanding, which could be extended at the option of the borrower, as detailed below:

Borrower	Par Value	Fair Value	Unrealized Appreciation / (Depreciation)
CohnReznick Advisory LLC, First Lien Term Loan	$30,203	$29,410	$(630)
Hanger, Inc., First Lien Term Loan	19,470	19,543	73
Liquid Tech Solutions Holdings LLC, First Lien Term Loan	58,324	58,361	176
Raven Acquisition Holdings LLC 10/24 Cov-Lite, First Lien Term Loan	16,929	16,628	266
Secretariat Advisors LLC, First Lien Term Loan	21,454	21,132	(322)
Signia Aerospace LLC, First Lien Term Loan	20,753	20,831	78
Trio Bidco Inc, First Lien Term Loan	52,222	50,743	(1,480)
US Fertility Enterprises LLC, First Lien Term Loan	34,558	34,547	(11)
Total	$253,913	$251,195	$(1,850)

Unfunded loan commitments are marked to market on the relevant day of the valuation in accordance with BGX’s valuation policies. For the period ended March 31, 2026, BGX recorded a net increase in unrealized depreciation on unfunded loan commitments totaling $6,905.

NOTE 5. LEVERAGE

The Fund terminated its previously existing leverage facility and entered into a new, separate Credit Agreement (the “Agreement”), dated December 24, 2024, with a new lender to borrow up to a limit of $90 million pursuant to an evergreen revolving line of credit (the “Leverage Facility”). The Leverage Facility does not have a scheduled maturity date, but can be terminated (i) by the Fund upon at least three (3) business days’ written notice to the lender under the Leverage Facility or (ii) by such lender on the latest to occur of (a) the 365th day after the initial closing date of the Leverage Facility, (b) the 270th day after such lender delivers a notice of termination to the Fund or (c) a later date specified by such lender in the notice of termination. Borrowings under the Agreement are secured by the assets of the Fund.

Interest on outstanding revolving loans under the Leverage Facility is currently charged at a rate of 1.15% above adjusted term SOFR, with either a one (1) month interest period or three (3) month interest period as elected by the Fund. The Fund may also elect to borrow daily interest rate loans based on a customary alternate base rate. Under the terms of the Agreement, the Fund must pay a commitment fee on any undrawn amounts, currently in an amount equal to 0.15% on the undrawn amounts when drawn amounts equal or exceed 75% of the borrowing limit and 0.25% on the undrawn amounts at any other time. Interest is generally payable at the end of the respective interest period and fees are generally payable after the end of each calendar quarter. As of March 31, 2026, BGX had borrowings outstanding under its Leverage Facility of $75,700,000 at an interest rate of 4.82%. Due to the short term nature of the Agreement, face value approximates fair value at March 31, 2026. This fair value is based on Level 2 inputs under the three-tier fair valuation hierarchy (see Note 2). For the period ended March 31, 2026, the average borrowings under BGX's Leverage Facility and the weighted average interest rate were $76,377,778 and 4.76%, respectively. During the period ended March 31, 2026, the Fund incurred $3,564 for commitment fees on undrawn amounts.

Under the Agreement, the Fund has agreed to certain covenants and additional investment limitations while the leverage is outstanding. The Fund has agreed to maintain asset coverage of three times over borrowings. Compliance with the investment restrictions and calculations are performed by the Fund’s custodian, The Bank of New York Mellon. As of March 31, 2026, the Fund was in compliance with all required investment limitations and asset coverage requirements related to its leverage.

The use of borrowings to leverage the common shares of the Fund can create risks. Changes in the value of the Fund’s portfolio, including securities bought with the proceeds of leverage, are borne entirely by the holders of common shares of the Fund. All costs and expenses related to any form of leverage used by the Fund are borne entirely by common shareholders. If there is a net decrease or increase in the value of the Fund’s investment portfolio, the leverage may decrease or increase, as the case may be, the NAV per common share to a greater extent than if the Fund did not utilize leverage. As of March 31, 2026, BGX’s leverage represented 32.76% of the Fund’s Managed Assets.